AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 2000.

                                                 REGISTRATION NO. 333-65131
                                                                & 811-6298

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                       [_]
                         POST-EFFECTIVE AMENDMENT NO. 2                    [X]

                                     and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 15                            [X]

                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
                              (Name of Depositor)

                              666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: 212-246-5234


                       Gregory E. Miller-Breetz, Esquire
                       AUSA Life Insurance Company, Inc.
                                P.O. Box 32830
                            400 West Market Street
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire
                             James Bernstein, Esquire
              Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                  1025 Thomas Jefferson St. N.W. Suite 400 E
                          Washington, DC 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On April 30, 2000 pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Summary; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio
          Companies.........................   AUSA Life Insurance Company,
                                               Inc.; AUSA Life Insurance
                                               Company, Inc. Separate Account B;
                                               Vanguard Variable Insurance Fund;
                                               Voting Rights
    6.    Deductions and Expenses...........   Expenses; Taxes;
                                               Vanguard Variable Insurance Fund
    7.    General Description of Variable
          Annuity Contracts.................   The Annuity Contract

    8.    Annuity Period....................   Annuity Payments
    9.    Death Benefit.....................   Death Benefit
   10.    Purchases and Contract Value......   Enrollment Form and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Access to Your Money
   12.    Taxes.............................   Taxes
   13.    Legal Proceedings.................   Legal Matters
   14.    Table of Contents for the
          Statement of Additional
          Information.......................   Table of Contents for the
                                               Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information



                                     PART B

 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

VANGUARD VARIABLE ANNUITY PLAN CONTRACT
Prospectus

April 30, 2000

Issued Through AUSA Life Insurance Company, Inc. Separate Account B By AUSA Life Insurance Company, Inc.

The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund

MONEY MARKET PORTFOLIO

HIGH-GRADE BOND PORTFOLIO

HIGH YIELD BOND PORTFOLIO

SHORT-TERM CORPORATE PORTFOLIO

BALANCED PORTFOLIO

DIVERSIFIED VALUE PORTFOLIO

EQUITY INCOME PORTFOLIO

EQUITY INDEX PORTFOLIO

GROWTH PORTFOLIO

MID-CAP INDEX PORTFOLIO

REIT INDEX PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

INTERNATIONAL PORTFOLIO

THE CONTRACT IS INTENDED FOR RETIREMENT SAVINGS OR OTHER LONG-TERM INVESTMENT PURPOSES. YOU BEAR ALL INVESTMENT RISK (INCLUDING THE POSSIBLE LOSS OF PRINCIPAL), AND INVESTMENT RESULTS ARE NOT GUARANTEED. THE CONTRACT PROVIDES A FREE LOOK PERIOD OF 20 DAYS (60 DAYS FOR REPLACEMENTS) DURING WHICH THE CONTRACT MAY BE CANCELLED.

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.
--------------------------------------------------------------------------------


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT IS AVAILABLE ONLY IN THE STATE OF NEW YORK.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.


--------------------------------------------------------------------------------
   Contents
--------------------------------------------------------------------------------

1  CROSS REFERENCE TO DEFINITIONS

2  SUMMARY

5  FEE TABLE

6  EXAMPLE

7  THE ANNUITY CONTRACT

8  ANNUITY PAYMENTS

10 PURCHASE

12 INVESTMENT OPTIONS

14 EXPENSES

16 TAXES

18 ACCESS TO YOUR MONEY

20 PERFORMANCE

20 DEATH BENEFIT

22 OTHER INFORMATION

25 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

26 APPENDIX (CONDENSED FINANCIAL INFORMATION)

CROSS REFERENCE TO DEFINITIONS
We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in BOLD type or its definition will be covered in a space on the page set aside specifically for discussion of the term.



Accumulated Value                          12
Accumulation Phase                          6
Accumulation Unit                          12
Accumulation Unit Value                    12
Annuitant                                  20
Annuity Date                                8
Annuity Payment Options                     8
Beneficiary(ies)                        20,21
Business Day                               10
Contract                                   22
Contract Date                              10
Contract Owner                             23
Free Look Period                           23
Income Phase                                7
Initial Purchase Payment                   10
Joint Annuitant                            21
Net Purchase Payment                       10
Non-Qualified Contract                      7
Qualified Contract                         10
Portfolios                                 12
Premium Tax                                10
Purchase Payment                           10
Tax Deferral                               16

2

SUMMARY

The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund ("Portfolios").

WHO SHOULD INVEST

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.
 The Contract provides benefits in two distinct phases: accumulation and income.

THE ACCUMULATION PHASE

During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

THE INCOME PHASE

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 8, for more information about Annuity Payment Options.

VANGUARD VARIABLE INSURANCE FUND

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 100 distinct investment portfolios holding assets worth more than $530 billion.

ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE

You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

Managed by Vanguard's Fixed Income Group
 Money Market Portfolio
 High-Grade Bond Portfolio
 Short-Term Corporate Portfolio

Managed by Vanguard's Core Management Group
 Equity Index Portfolio
 Mid-Cap Index Portfolio
 REIT Index Portfolio

Managed by Wellington Management Company, LLP
 High Yield Bond Portfolio
 Balanced Portfolio

Managed by Newell Associates
 Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
 Diversified Value Portfolio

Managed by Lincoln Capital Management Company
 Growth Portfolio

Managed by Granahan Investment Management, Inc.
 Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc.
 International Portfolio

YOU CAN MAKE OR LOSE MONEY IN ANY OF THESE PORTFOLIOS DEPENDING ON THEIR INVESTMENT PERFORMANCE.

EXPENSES

There are no sales charges or sales loads associated with the Contract.

 The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.27% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

 You will also pay Fund Operating Expenses, which currently range from 0.18% to 0.49% annually of the average daily value of the Portfolios.

TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 591/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.

ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

 From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

 Past performance does not indicate or predict future performance.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

 Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

4

OTHER INFORMATION

FREE LOOK PERIODS

There are two different Free Look Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. If you cancel your Contract during the applicable Free Look Period, the Company will return at least the amount of your Purchase Payments received under the Contract to date.

REINSTATEMENTS

If you ask the Company to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA LIFE INSURANCE COMPANY, INC.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life & Health Insurance Company ("First Providian") merged into the Company in October 1998.

AUSA LIFE INSURANCE COMPANY, INC. SEPARATE ACCOUNT B

First Providian established the Separate Account B (the "Separate Account") under New York law. As part of First Providian's merger with the Company, the Separate Account was also merged into the Company and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

OTHER TOPICS

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 22.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION
For more information about the Vanguard Variable Annuity Plan Contract, call 1-800-522-5555 or write:

REGULAR MAIL:                           OVERNIGHT OR CERTIFIED MAIL:

Vanguard Variable Annuity Center        Vanguard Variable Annuity Center
P.O. Box 1105                           100 Vanguard Boulevard
Valley Forge, PA 19482-1105             Malvern, PA 19355

 If you have questions about your Contract, please telephone the Vanguard Variable Annuity Plan Center at 1-800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

FEE TABLE

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 1999 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see EXPENSES, page 14.

OWNER TRANSACTION EXPENSES                                                     SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                                     None
Surrender Fees                                                                      None
Exchange Fees                                                                       None
Annual Contract Maintenance Fee*                                                     $25
-----------------------------------------------------------------------------------------------
*Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.
-----------------------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)    SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge**                                                0.27%
Administrative Expense Charge                                                      0.10
                                                                             ------------------
 TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                            0.37%
-----------------------------------------------------------------------------------------------
** This charge is based on the combined net assets of the Separate Account and Separate Account
   IV of the Company's affiliate, Peoples Benefit Life Insurance Company, in the Fund, according to the following schedule:

NET ASSETS                                                                RATE FOR ALL ASSETS
----------------------------------------------------------------------------------------------
Up to $2.5 billion                                                                 0.30%
Over $2.5 billion and up to $5 billion                                             0.28
Over $5 billion                                                                    0.27
----------------------------------------------------------------------------------------------
The charge is currently 0.27%. See EXPENSES, page 14, for more information.
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 1999

                                                    HIGH-      HIGH      SHORT-
                                         MONEY      GRADE      YIELD      TERM                DIVERSIFIED    EQUITY
                                        MARKET      BOND       BOND     CORPORATE  BALANCED      VALUE       INCOME
                                       PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Management & Administrative
 Expenses                               0.15%      0.18%      0.20%      0.18%      0.19%       0.19%        0.21%
Investment Advisory Fees                0.01       0.01       0.06       0.01       0.08        0.13         0.10
12b-1 Distribution Fees                 None       None       None       None       None        None         None
Other Expenses
 Distribution Costs                     0.03       0.01       0.02       0.01       0.01        0.01         0.01
 Miscellaneous Expenses                 0.01       0.03       0.01       0.07       0.01        0.04         0.01
                                      -------------------------------------------------------------------------------
Total Other Expenses                    0.04       0.04       0.03       0.08       0.02        0.05         0.02
                                      -------------------------------------------------------------------------------
 TOTAL FUND OPERATING
   EXPENSES                             0.20%      0.23%      0.29%      0.27%      0.29%       0.37%        0.33%
---------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
---------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses         0.37%      0.37%      0.37%      0.37%      0.37%       0.37%        0.37%
Total Fund Operating Expenses           0.20       0.23       0.29       0.27       0.29        0.37         0.33
                                   ----------------------------------------------------------------------------------
 GRAND TOTAL, SEPARATE
   ACCOUNT AND FUND
   OPERATING EXPENSES                   0.57%     0.60%       0.66%      0.64%      0.66%       0.74%        0.70%
---------------------------------------------------------------------------------------------------------------------

6

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 1999
---------------------------------------------------------------------------------------------------------------------
                                                                                          SMALL
                                             EQUITY                MID-CAP     REIT      COMPANY
                                              INDEX     GROWTH      INDEX      INDEX     GROWTH     INTERNATIONAL
                                            PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management & Administrative Expenses          0.15%      0.18%      0.16%      0.08%      0.30%         0.25%
 Investment Advisory Fees                     0.01       0.15       0.03       0.07       0.16          0.13
 12b-1 Distribution Fees                      None       None       None       None       None          None
Other Expenses
 Distribution Costs                           0.01       0.01       0.01       0.01       0.01          0.01
 Miscellaneous Expenses                       0.01       0.01       0.04       0.11       0.02          0.07
                                            ------------------------------------------------------------------------
Total Other Expenses                          0.02       0.02       0.05       0.12       0.03          0.08
                                            ------------------------------------------------------------------------
 TOTAL FUND OPERATING EXPENSES                0.18%      0.35%      0.24%      0.27%      0.49%         0.46%
--------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
--------------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses               0.37%      0.37%      0.37%      0.37%      0.37%         0.37%
Total Fund Operating Expenses                 0.18       0.35       0.24       0.27       0.49          0.46
                                            ------------------------------------------------------------------------
 GRAND TOTAL, SEPARATE ACCOUNT
   AND FUND OPERATING EXPENSES                0.55%      0.72%      0.61%      0.64%      0.86%         0.83%
--------------------------------------------------------------------------------------------------------------------


AUTOMATED QUOTES

The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Variable Annuity Center associate at 1-800-522-5555 to request a brochure that explains how to use the service.

 Vanguard's website also has Accumulation Unit Values (to six decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.


EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.


-------------------------------------------------------------------------
                                     1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------

Money Market Portfolio                 $6      $18      $32       $ 72
High-Grade Bond Portfolio               6       19       33         75
High Yield Bond Portfolio               7       21       37         83
Short-Term Corporate Portfolio          7       21       36         81
Balanced Portfolio                      7       21       37         83
Diversified Value Portfolio             8       24       42         93
Equity Income Portfolio                 7       23       40         88
Equity Index Portfolio                  6       18       31         69
Growth Portfolio                        7       23       40         90
Mid-Cap Index Portfolio                 6       20       34         76
REIT Index Portfolio                    7       21       36         81
Small Company Growth Portfolio          9       28       48        107
International Portfolio                 9       27       47        103
-------------------------------------------------------------------------

 The Annual Contract Maintenance Fee is reflected in this example as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a complete discussion of Contract costs and expenses, see EXPENSES, page 14.

 YOU SHOULD NOT CONSIDER THIS EXAMPLE TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."


THE ANNUITY CONTRACT

The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a NON-QUALIFIED CONTRACT), or you may purchase a Qualified Contract by "rolling over" funds from another individual retirement annuity or from a qualified plan.

WHO SHOULD INVEST

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

ABOUT THE CONTRACT

The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.

 The Contract provides benefits in two distinct phases: accumulation and income.

ACCUMULATION PHASE

The ACCUMULATION PHASE starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

 Other benefits available during the Accumulation Phase include the ability to:

 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See EXCHANGES AMONG THE PORTFOLIOS, page 13.)

 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax prior to age 59 1/2. (See FULL AND PARTIAL WITHDRAWALS, page 18.)

INCOME PHASE

During the INCOME PHASE, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 8.

 At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

 Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

THE SEPARATE ACCOUNT

When you purchase a Contract, your money is deposited into the Company's Separate Account B (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

8

VANGUARD VARIABLE INSURANCE FUND

The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $530 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.


ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

STARTING THE INCOME PHASE

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Enrollment Form when you purchase the Contract. The ANNUITY DATE is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85th birthday for Contracts issued before October 1, 1998 or the Annuitant's 90th birthday for Contracts issued on or after October 1, 1998.

 If you do not specify an Annuity Date, either on the Enrollment Form or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65(th) birthday, whichever is later.

 The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

ANNUITY PAYMENT OPTIONS

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

 If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

 If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.

 .    LIFE ANNUITY--Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.
 .    JOINT AND LAST SURVIVOR ANNUITY--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.
 .    LIFE ANNUITY WITH PERIOD CERTAIN--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    DESIGNATED PERIOD ANNUITY--Available only on a fixed basis. Monthly Annuity
     Payments are paid for a specified period, which may be from 10 to 30 years.

CALCULATING ANNUITY PAYMENTS

FIXED ANNUITY PAYMENTS. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

VARIABLE ANNUITY PAYMENTS. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium

Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

IMPACT OF ANNUITANT'S AGE ON ANNUITY PAYMENTS. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

IMPACT OF ANNUITANT'S SEX ON ANNUITY PAYMENTS. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

IMPACT OF LENGTH OF PAYMENT PERIODS ON ANNUITY PAYMENTS. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.


                     A FEW THINGS TO KEEP IN MIND REGARDING

                                ANNUITY PAYMENTS


     . If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.
     . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 for Contracts issued before October 1, 1998 or $2,000 for Contracts issued on or after October 1, 1998, the Company reserves the right to pay that amount to you in a lump sum.
     . From time to time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.
     . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.
     . At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.
     . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
     . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.
     . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.
     . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record

10

PURCHASE

ENROLLMENT AND ISSUANCE OF CONTRACTS

CONTRACT ISSUANCE. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Enrollment Form, a signed and completed Definition of Replacement form, and your Initial Purchase Payment to the Vanguard Variable Annuity Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

     If the Enrollment Form and the Definition of Replacement form are received in good order, the Company will issue the Contract and will credit the INITIAL PURCHASE PAYMENT within two Business Days after receipt. A BUSINESS DAY is any day that the New York Stock Exchange is open for trading.

     If the Company cannot credit the Initial Purchase Payment because the Enrollment Form or the Definition of Replacement form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.

     You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity. Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 18.)


                                   DEFINITION

                               QUALIFIED CONTRACT


     When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.


PURCHASE PAYMENTS

A PURCHASE PAYMENT is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a NET PURCHASE PAYMENT.



                     A FEW THINGS TO KEEP IN MIND REGARDING

                                PURCHASE PAYMENTS


     .    The minimum Initial Purchase Payment for a Contract is $5,000.

     .    The Company will not accept third-party checks for Purchase Payments.

     . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.

     . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

     . The minimum amount that you can allocate to any one Portfolio is $1,000.

     . The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.


The date on which the Initial Purchase Payment is credited to the Contract value is called the CONTRACT DATE.


                                   DEFINITION

                                   PREMIUM TAX


     A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax. Currently, New York does not impose a Premium Tax.

PURCHASING BY WIRE
MONEY SHOULD BE WIRED TO:  FIRST UNION NATIONAL BANK
                           ABA 031201467
                           DEPOSIT ACCOUNT NUMBER 2014126522964
                           AUSA LIFE INSURANCE COMPANY, INC. and
                           THE VANGUARD GROUP, INC.
                           [YOUR CONTRACT NUMBER]
                           [YOUR CONTRACT REGISTRATION]


PLEASE CALL 1-800-258-4271 BEFORE WIRING.

     Please be sure your bank includes your Contract number to assure proper receipt.

     If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Plan Enrollment Form and mail it along with your signed and completed Definition of Replacement form to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.

     Note that the Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

ANNUITY EXPRESS(TM)

The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

SECTION 1035 EXCHANGES

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insurance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Enrollment Form, Definition of Replacement form, Important Notice Regarding Replacement or Change of Life Insurance Policies or
---------
Annuity Contracts, and your current contract, to the Vanguard Variable Annuity Center.

     To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.

     Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.

     Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

ALLOCATION OF PURCHASE PAYMENTS

You specify on the Enrollment Form what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Enrollment Form without waiting for the Free Look Period to pass.

 Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Center. The change will take effect on the date the Company receives your written notice.

12

                         WHAT'S MY CONTRACT WORTH TODAY?

                                ACCUMULATED VALUE


     The ACCUMULATED VALUE of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day.

     plus:

     .    Any additional Net Purchase Payments credited

     . Any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus:

     . Any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

     .    The daily Mortality and Expense Risk Charge

     .    The daily Administrative Expense Charge

     .    The Annual Contract Maintenance Fee, if applicable

     .    Any withdrawals

     .    Any Premium Taxes that occur during the Valuation Period.

     The VALUATION PERIOD is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

     An ACCUMULATION UNIT is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the ACCUMULATION UNIT VALUE for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

     All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


INVESTMENT OPTIONS

Vanguard Variable Insurance Fund

The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen PORTFOLIOS of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.

     The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.

 .    THE MONEY MARKET PORTFOLIO seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other govern-ment agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

 .    THE SHORT-TERM CORPORATE PORTFOLIO seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

 .    THE BALANCED PORTFOLIO seeks the conservation of capital, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

 .    THE DIVERSIFIED VALUE PORTFOLIO seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.

 .    THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

 .    THE EQUITY INDEX PORTFOLIO seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    THE GROWTH PORTFOLIO seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

 .    THE MID-CAP INDEX PORTFOLIO seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    THE REIT INDEX PORTFOLIO seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

 .    THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

 .    THE INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Investment Management North America Inc. serves as this Portfolio's investment adviser.

     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:

 .    You may make requests for exchanges in writing. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).

 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.

 .    The Company does not charge a fee for exchanges among the Portfolios.

14

                                 LIMITATIONS ON

                                    EXCHANGES


     Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

     . You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A
       PORTFOLIO (not including the Money Market Portfolio) during any 12-month period.

     . The Fund and the Company may refuse an exchange at any time, for any reason.

     . The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.

AUTOMATIC EXCHANGE SERVICE

With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).

The minimum amount you may exchange is $250.

                                A CLOSER LOOK AT

                              DOLLAR-COST AVERAGING


     Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

   To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Center.

   You may change the amount to be transferred or cancel this service in writing at any time. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look Period has expired.

EXPENSES

                                A CLOSER LOOK AT

                  THE COSTS OF INVESTING IN A VARIABLE ANNUITY

     Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

 The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was

2.11% as of December 31, 1999, compared to 0.68% for the Vanguard Variable Annuity Plan Contract as of the date of this prospectus. (Source for competitors' data: Morningstar Principia Pro for VA/L Subaccounts, December 1999.)

                          SUMMARY OF COSTS OF INVESTING

                 IN THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT


     .    No sales load or sales charge

     .    No charge to make full or partial withdrawals

     .    No fee to exchange money among the Portfolios

     . $25 Annual Contract Maintenance Fee on Contracts valued at less than $25,000

     .    Annual Mortality and Expense Risk Charge: 0.27%

     .    Annual Administrative Expense Charge: 0.10%

     . Fees and expenses paid by the Portfolios which ranged from 0.18% to 0.49% in the fiscal year ended September 30, 1999

 A fuller explanation of the expenses you would pay under the Contract follows.

MORTALITY AND EXPENSE RISK CHARGE

The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account IV of the Company's affiliate, Peoples Benefit Life Insurance Company, in the Fund, according to the following schedule:

     -----------------------------------------------------------------------
     NET ASSETS                                         RATE FOR ALL ASSETS
     -----------------------------------------------------------------------
     Up to $2.5 billion                                        0.30%
     Over $2.5 billion and up to $5 billion                    0.28
     Over $5 billion                                           0.27
     -----------------------------------------------------------------------
     The charge is currently 0.27%.
     -----------------------------------------------------------------------

 The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.

                                A CLOSER LOOK AT

                      THE MORTALITY AND EXPENSE RISK CHARGE

     The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

     The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE EXPENSE CHARGE

The Company assesses each Contract an annual ADMINISTRATIVE EXPENSE CHARGE to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

ANNUAL CONTRACT MAINTENANCE FEE

In certain situations, the Company charges an ANNUAL CONTRACT MAINTENANCE FEE of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account.

     The Company charges the fee if:

 .    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.

 .    The Accumulated Value of your Contract is less than $25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year.

16

     The fee is deducted proportionately from each of the Portfolios you have selected.

FUND OPERATING EXPENSES

The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.

TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NONNATURAL PERSONS, page 17, and DIVERSIFICATION STANDARDS, page 18.)


                                A CLOSER LOOK AT

                                  TAX DEFERRAL


     Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

     One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

     Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


TAXATION OF FULL AND PARTIAL WITHDRAWALS

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

TAXATION OF ANNUITY PAYMENTS

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.

     For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

     For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

     Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.


TAXATION OF WITHDRAWALS AND DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

PENALTY TAXES ON CERTAIN EARLY WITHDRAWALS

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 591/2 ( ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

     If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 591/2 or (b) before the taxpayer reaches age 591/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

     For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

     The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

18

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)


TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

     In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

     We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.


ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase:

 .    By making a full or partial withdrawal.

 .    By electing an Annuity Payment Option.

 .    By your Beneficiary in the form of a Death Benefit.

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

     On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

     On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.

     BECAUSE YOU ASSUME THE INVESTMENT RISK UNDER THE CONTRACT, THE TOTAL AMOUNT PAID UPON A FULL WITHDRAWAL OF THE CONTRACT MAY BE MORE OR LESS THAN THE TOTAL PURCHASE PAYMENTS MADE (TAKING PRIOR WITHDRAWALS INTO ACCOUNT).

     To make a withdrawal, send your written request to the Vanguard Variable Annuity Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allocated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.

SYSTEMATIC WITHDRAWALS

You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Portfolio balance at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.

     You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the withdrawal payments to an address other than the Contract address.

     The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.

     You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

MINIMUM BALANCE REQUIREMENTS

The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

PAYMENT OF FULL OR PARTIAL WITHDRAWAL PROCEEDS

The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

 .    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.

 .    The SEC permits a delay for your protection as a Contract Owner.

 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.



                                   TAXATION OF
                                   WITHDRAWALS

          For important information on the tax consequences of withdrawals, see TAXATION OF FULL AND PARTIAL WITHDRAWALS, page 16, and PENALTY TAXES ON CERTAIN EARLY WITHDRAWALS, page 17.


TAX WITHHOLDING ON WITHDRAWALS

If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.

20

PERFORMANCE

STANDARDIZED PERFORMANCE

From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

NON-STANDARDIZED PERFORMANCE

The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

NOT INDICATIONS OF FUTURE PERFORMANCE

The performance measures discussed above are not intended to indicate or predict future performance.

STATEMENT OF ADDITIONAL INFORMATION

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.


DEATH BENEFIT

IN GENERAL

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes)--whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF THE ANNUITANT DURING THE ACCUMULATION PHASE

If the ANNUITANT dies during the Accumulation Phase, the BENEFICIARY will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

     Paid as a lump sum, the Death Benefit is the greater of:

(1) The Accumulated Value on the date we receive Due Proof of Death; or

(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.

     Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1) The Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company; or

(2) The amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.

DEATH OF THE ANNUITANT DURING THE INCOME PHASE

The Death Benefit, if any, payable if the ANNUITANT dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the BENEFICIARY under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.



                                   DEFINITION

                               DUE PROOF OF DEATH


When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .    A certified death certificate

 .    A certified decree of a court of competent jurisdiction as to the finding of death

 .    A written statement by a medical doctor who attended the deceased

 .    Any other proof satisfactory to the Company

                                  A WORD ABOUT
                                JOINT ANNUITANTS


     The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase. During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


DESIGNATION OF A BENEFICIARY

The Contract Owner may select one or more BENEFICIARIES and name them on the Enrollment Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

     If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.

 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).

 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.

 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.

     If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

DEATH OF THE CONTRACT OWNER

DEATH OF THE CONTRACT OWNER DURING THE ACCUMULATION PHASE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see DEATH OF THE ANNUITANT DURING THE ACCUMULATION PHASE, page 20.

DEATH OF THE CONTRACT OWNER DURING THE INCOME PHASE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

22

PAYMENT OF LUMP-SUM DEATH BENEFITS

The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.

 .    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.

 .    The SEC permits a delay for your protection as a Contract Owner.

 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

OTHER INFORMATION


AUSA LIFE INSURANCE COMPANY, INC. (THE "COMPANY," "WE," "US," "OUR")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

     As of December 31, 1999, the Company had statutory-basis assets of approximately $11.6 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

THE FIRST PROVIDIAN MERGER. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA LIFE INSURANCE COMPANY, INC. SEPARATE ACCOUNT B

The Separate Account was established by First Providian, a former affiliate of the Company, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into the Company. The Separate Account survived the merger intact.

     The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

     The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.

     The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule 0-1(e)(1) of the 1940 Act.

CONTRACT

The Contracts described here are an individual annuity contract and a group annuity contract. Until the October 1, 1998 merger of First Providian and AUSA Life Insurance Company, Inc., the Vanguard Variable Annuity Plan Contract was issued by First Providian as an individual annuity contract (the "Individual Contract"). (For more information about the merger, see THE FIRST PROVIDIAN MERGER, page 22.) Since the merger, AUSA Life Insurance Company, Inc. began issuing the Vanguard Variable Annuity Plan Contract as a group annuity contract (the "Group Contract"), participation in which is evidenced by a certificate issued to the Contract Owner. Although the features of the Individual Contract and those of the Group Contract are identical in most respects, certain differences are noted in this prospectus.

CONTRACT OWNER ("YOU," "YOUR")

The Contract Owner is the person or persons designated as the Contract Owner in the Enrollment Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

PAYEE

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

FREE LOOK PERIODS

There are two different Free Look Periods depending on whether the Contract is a replacement or not.

FREE LOOK PERIOD FOR NON-REPLACEMENT CONTRACTS. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Contract is received by the Company.

FREE LOOK PERIOD FOR REPLACEMENT CONTRACTS. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Company receives the Contract.

     If the amount returned is based on Purchase Payments, the Contract Owner will also receive the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date.

     If the amount returned is based on the Accumulated Value, the Contract Owner will also receive the amount of any prorated Annual Contract Maintenance Fee and the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date. (The prorated Annual Contract Maintenance Fee is already included when calculating the amount returned based on Purchase Payments.)

     Withdrawals are not permitted during the Free Look Period.

REINSTATEMENTS

The Company occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by the Company). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

ADMINISTRATIVE SERVICES

Administrative services are provided by The Vanguard Group, Inc., Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

DISTRIBUTOR OF THE CONTRACTS

The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 1999, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio and 0% for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Portfolios) of each Portfolio's average net assets. These expenses are guaranteed not

24

to exceed 0.20% of each Portfolio's average month-end assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

VOTING RIGHTS

The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

     Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

     The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

     The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and audits their financial statements annually.

LEGAL MATTERS

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and the Company's right to issue the Contract.

Table of Contents for the Vanguard Variable Annuity Plan Contract Statement of Additional Information


Contents


B-2  THE CONTRACT

B-2  Computation of Variable Annuity Income Payments

B-3  Exchanges

B-3  Joint Annuitant

B-3  GENERAL MATTERS

B-3  Non-Participating

B-3  Misstatement of Age or Sex

B-3  Assignment

B-3  Annuity Data

B-4  Annual Report

B-4  Incontestability

B-4  Ownership

B-4  DISTRIBUTION OF THE CONTRACT

B-4  PERFORMANCE INFORMATION

B-4  Subaccount Inception Dates

B-5  Portfolio Inception Dates

B-5  Money Market Subaccount Yields

B-5  30-Day Yield for Non-Money Market Subaccounts

B-6  Standardized Average Annual Total Return

B-8  ADDITIONAL PERFORMANCE MEASURES

B-8 Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

B-10 Non-Standardized Total Return Year-to-Date

B-10 Non-Standardized One Year Return

B-11 SAFEKEEPING OF ACCOUNT ASSETS

B-11 CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

B-11 THE COMPANY

B-12 TAXES

B-12 STATE REGULATION OF THE COMPANY

B-12 RECORDS AND REPORTS

B-12 LEGAL PROCEEDINGS

B-13 OTHER INFORMATION

B-13 FINANCIAL STATEMENTS

26

APPENDIX


CONDENSED FINANCIAL INFORMATION

The information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts (the Individual Contracts) offered through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998. As of October 1, 1998, a group variable annuity contract (the Group Contract) replaced the Individual Contract, and new Individual Contracts no longer are offered for sale. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:


FOR THE PERIOD DECEMBER 1, 1992 THROUGH DECEMBER 31, 1999
-----------------------------------------------------------------------------------
                         HIGH-    HIGH    SHORT-
                 MONEY   GRADE   YIELD     TERM               DIVERSIFIED   EQUITY
                 MARKET   BOND    BOND   CORPORATE  BALANCED     VALUE      INCOME
-----------------------------------------------------------------------------------
Accumulation unit value as of:
 Start Date*      1.061  11.489  10.000   10.000     11.098     10.000      10.000
 12/31/1992       1.064  11.656      --       --     11.514         --          --
 12/31/1993       1.091  12.695      --       --     12.961         --      10.488
 12/31/1994       1.130  12.290      --       --     12.815         --      10.304
 12/31/1995       1.191  14.437      --       --     16.885         --      14.239
 12/31/1996       1.250  14.882  10.871       --     19.532         --      16.820
 12/31/1997       1.314  16.219  12.135       --     23.946         --      22.503
 12/31/1998       1.381  17.546  12.576       --     26.729         --      26.365
 12/31/1999       1.447  17.343  12.892   10.180     27.774      8.662      25.617
Number of units outstanding as of:
 12/31/1992       1,660      11      --       --          9         --          --
 12/31/1993       4,079     271      --       --        636         --         290
 12/31/1994       5,365     526      --       --        745         --         306
 12/31/1995       9,080     622      --       --        766         --         380
 12/31/1996      13,590     689     253       --        852         --         525
 12/31/1997      15,573     912     645       --      1,035         --         819
 12/31/1998      22,682   1,252     692       --      1,138         --       1,016
 12/31/1999      27,932   1,204     616      190      1,059        226         948
 (UNITS ARE SHOWN IN THOUSANDS)
-----------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 1, 1992 THROUGH DECEMBER 31, 1999
------------------------------------------------------------------------------------
                                                             SMALL
                          EQUITY          MID-CAP    REIT   COMPANY
                          INDEX   GROWTH   INDEX    INDEX   GROWTH    INTERNATIONAL
------------------------------------------------------------------------------------
Accumulation unit value as of:
 Start Date*              11.596  10.000  10.000   10.000   10.000       10.000
 12/31/1992               12.039      --      --       --       --           --
 12/31/1993               13.144  10.569      --       --       --           --
 12/31/1994               13.224  10.964      --       --       --       10.128
 12/31/1995               18.073  15.089      --       --       --       11.678
 12/31/1996               22.098  19.057      --       --    9.725       13.319
 12/31/1997               29.301  24.034      --       --   10.970       13.708
 12/31/1998               37.565  33.697      --       --   11.792       16.226
 12/31/1999               45.298  41.101  12.454    9.738   18.957       20.265
Number of units outstanding as of:
 12/31/1992                   33      --      --       --       --           --
 12/31/1993                  440     220      --       --       --           --
 12/31/1994                  534     457      --       --       --          322
 12/31/1995                  784     620      --       --       --          433
 12/31/1996                1,035     906      --       --      246          698
 12/31/1997                1,392   1,187      --       --      743          833
 12/31/1998                1,670   1,569      --       --      846          878
 12/31/1999                2,022   1,850     366       91    1,082          977
 (UNITS ARE SHOWN IN THOUSANDS)
------------------------------------------------------------------------------------


     *Date of commencement of operations for the Money Market Subaccount was December 1, 1992, for the High-Grade Bond, Balanced, and Equity Index Subaccounts was December 16, 1992, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, and for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999.

                        AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                     VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                        AUSA LIFE INSURANCE COMPANY, INC.
                           (A NEW YORK STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                              4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract" or the "Individual Contract") offered by AUSA Life Insurance Company, Inc. (the "Company"). You may obtain a copy of the Prospectus dated April 30, 2000 by calling 800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                 April 30, 2000

TABLE OF CONTENTS
-----------------
                                                                           PAGE
                                                                           ----
THE CONTRACT                                                                B-2
     Computation of Variable Annuity Income Payments                        B-2
     Exchanges                                                              B-3
     Joint Annuitant                                                        B-3
GENERAL MATTERS                                                             B-3
     Non-Participating                                                      B-3
     Misstatement of Age or Sex                                             B-3
     Assignment                                                             B-3
     Annuity Data                                                           B-4
     Annual Report                                                          B-4
     Incontestability                                                       B-4
     Ownership                                                              B-4
DISTRIBUTION OF THE CONTRACT                                                B-4
PERFORMANCE INFORMATION                                                     B-4
     Subaccount Inception Dates                                             B-4
     Portfolio Inception Dates                                              B-5
     Money Market Subaccount Yields                                         B-5
     30-Day Yield for Non-Money Market Subaccounts                          B-5
     Standardized Average Annual Total Return                               B-6
ADDITIONAL PERFORMANCE MEASURES                                             B-8
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return                                                 B-8
     Non-Standardized Total Return Year-to-Date                             B-10
     Non-Standardized One Year Return                                       B-10
SAFEKEEPING OF ACCOUNT ASSETS                                               B-11
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                          B-11
THE COMPANY                                                                 B-11
TAXES                                                                       B-12
STATE REGULATION OF THE COMPANY                                             B-12
RECORDS AND REPORTS                                                         B-12
LEGAL PROCEEDINGS                                                           B-12
OTHER INFORMATION                                                           B-13
FINANCIAL STATEMENTS                                                        B-13

                                  THE CONTRACT

     In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

     Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.
     The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

     The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

     (a)  the Annuity Unit value for the immediately preceding Business Day;

     (b)  the Net Investment Factor for the day;

     (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

     The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) any increase or decrease in the value of the Subaccount due to investment results;

     (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                       Rate For
          Net Assets*                                                 All Assets
          -----------                                                 ----------
          Up to $2.5 Billion............................................0.30%
          Over $2.5 Billion and Up To $5 Billion........................0.28%
          Over $5 Billion...............................................0.27%

     * Based on combined net assets of the Separate Account and Separate Account IV of Peoples Benefit Life Insurance Company.

     (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

     (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

     The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

Exchanges

     After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

     Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

     The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

     The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

     The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

     The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

     Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

     The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

     Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

     This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

Ownership

     The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the Application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT

     The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 1999, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio and 0% for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Portfolios) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

                             PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners. The yield and total return performance information presented below reflects the operations of the Subaccounts in connection with both the individual variable annuity contracts offered prior to October 1, 1998 through First Providian Life & Health Insurance Company Separate Account B and the group variable annuity contracts offered on October 1, 1998 and thereafter through AUSA Life Insurance Company, Inc. Separate Account B. As of October 1, 1998, new individual variable annuity contracts no longer are offered for sale.

Subaccount Inception Dates

     Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: December 1, 1992 for the Money Market Subaccount; December 16, 1992 for the Equity Index Subaccount, the Balanced Subaccount, and the High-Grade Bond Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount.

     The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Portfolio Inception Dates

     Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Portfolio and High-Grade Bond Portfolio; May 2, 1991 for the Money Market Portfolio; May 23, 1991 for the Balanced Portfolio; June 7, 1993 for the Equity Income Portfolio and the Growth Portfolio; June 3, 1994 for the International Portfolio; June 3, 1996 for the High Yield Bond Portfolio and Small Company Growth Portfolio ; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subacount and the REIT Index Subaccount.

     Vanguard Variable Insurance Fund's Mid-Cap Index Portfolio and REIT Index Portfolio commenced investment operations on February 8, 1999, but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

     Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return +1)365/7] -1

     The yield of the Money Market Subaccount for the 7-day period ended December 31, 1999, was 5.38%.

30-Day Yield for Non-Money Market Subaccounts

     Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)6 -1]
                                      -----
                                      c x d

Where:

     [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

     [b]  equals the expenses accrued for the period (net of reimbursements)

     [c]  equals the average daily number of Units outstanding during the period

     [d] equals the maximum offering price per Accumulation Unit on the last day of the period

     Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

     The yield of each Subaccount for the 30-day period ended December 31, 1999, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

     High-Grade Bond Subaccount.......................................     6.50%
     High Yield Bond Subaccount.......................................     9.28%
     Short-Term Corporate Subaccount..................................     6.53%
     Balanced Subaccount..............................................     3.60%
     Diversified Value Subaccount.....................................     2.33%
     Equity Income Subaccount.........................................     2.19%
     Equity Index Subaccount..........................................     0.63%
     Growth Subaccount................................................     0.00%
     Mid-Cap Index Subaccount.........................................     0.53%
     REIT Index Subaccount............................................     ---
     Small Company Growth Subaccount..................................     0.17%
     International Subaccount.........................................     ---

Standardized Average Annual Total Return

     When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. The Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which is was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                                 P(1 + T)n = ERV
Where:

     (1)  [P] equals a hypothetical Initial Purchase Payment of $1,000

     (2)  [T] equals an average annual total return

     (3)  [n] equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

     The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1999.

                                                                                                             Since         Since
                                                                                     Year     Year Ended   Subaccount    Portfolio
                                                   1 year    3 years    5 years    to date     12/31/99    Inception*   Inception**
                                                   ------    -------    -------    -------  -------------- -------------------------

Money Market Subaccount .................           4.79%      4.99%      5.04%      4.79%        4.79%        4.44%        4.32%
High-Grade Bond Subaccount ..............          -1.17%      5.22%      7.11%     -1.17%       -1.17%        5.99%        6.51%
High Yield Bond Subaccount ..............           2.51%      5.84%       ---       2.51%        2.51%        7.35%        7.35%
Short-Term Corporate Subaccount .........            ---        ---        ---        ---          ---         1.79%        1.79%
Balanced Subaccount .....................           3.90%     12.44%     16.71%      3.90%        3.90%       13.88%       12.56%
Diversified Value Subaccount ............            ---        ---        ---        ---          ---       -13.39%      -13.39%
Equity Income Subaccount ................          -2.85%     15.04%     19.96%     -2.85%       -2.85%       15.37%       15.37%
Equity Index Subaccount .................          20.57%     27.02%     27.90%     20.57%       20.57%       21.30%       18.98%
Growth Subaccount .......................          21.96%     29.19%     30.23%     21.96%       21.96%       23.98%       23.98%
Mid-Cap Index Subaccount ................            ---        ---        ---        ---          ---        24.53%       24.53%
REIT Index Subaccount ...................            ---        ---        ---        ---          ---        -2.63%       -2.63%
Small Company Growth Subaccount .........          60.75%     24.90%       ---      60.75%       60.75%       19.57%       19.57%
International Subaccount ................          24.88%     15.00%     14.86%     24.88%       24.88%       13.47%       13.47%

_______________________
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                                               Month-      Quarter-    6 Months-
                                               to-date     to-date      to-date
     Money Market Subaccount..............      0.45%       1.30%        2.50%
     High-Grade Bond Subaccount...........     -0.48%      -0.12%        0.44%
     High Yield Bond Subaccount...........      0.90%       2.66%        1.50%
     Short-Term Corporate Subaccount......      0.19%       0.90%        1.71%
     Balanced Subaccount..................      0.84%       2.31%       -3.14%
     Diversified Value Subaccount.........     -4.77%      -6.70%      -22.31%
     Equity Income Subaccount.............     -4.08%      -0.96%       -9.55%
     Equity Index Subaccount..............      5.93%      14.85%        7.58%
     Growth Subaccount....................      7.07%      20.03%       14.12%
     Mid-Cap Index Subaccount.............      5.89%      17.22%        7.44%
     REIT Index Subaccount................      2.93%      -0.86%       -8.75%
     Small Company Growth Subaccount......     24.71%      47.13%       46.49%
     International Subaccount.............     10.64%      21.00%       20.74%

     All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                         ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

     The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non- Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For both performance measures, the Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which it was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                    Non-Standardized Cumulative Total Return
                           For Period Ending 12/31/99

                                                                                                 Since           Since
                                             Month-      Quarter-     6 Month-      One        Subaccount      Portfolio
                                             to-date     to-date      to-date       Year       Inception*     Inception**
     Money Market Subaccount...............    0.45%       1.30%        2.50%       4.80%        36.27%         44.72%
     High-Grade Bond Subaccount............   -0.48%      -0.11%        0.45%      -1.16%        50.95%         73.43%
     High Yield Bond Subaccount............    0.90%       2.66%        1.51%       2.52%        28.92%         28.92%
     Short-Term Corporate Subaccount.......    0.19%       0.90%        1.71%         ---         1.80%          1.80%
     Balanced Subaccount...................    0.84%       2.31%       -3.13%       3.91%       150.26%        177.74%
     Diversified Value Subaccount..........   -4.77%      -6.70%      -22.30%         ---       -13.38%        -13.38%
     Equity Income Subaccount..............   -4.08%      -0.96%       -9.54%      -2.84%       156.17%        156.17%
     Equity Index Subaccount...............    5.93%      14.86%        7.58%      20.58%       290.63%        352.98%
     Growth Subaccount.....................    7.07%      20.03%       14.12%      21.97%       311.01%        311.01%
     Mid-Cap Index Subaccount..............    5.89%      17.22%        7.45%         ---        24.54%         24.54%
     REIT Index Subaccount.................    2.93%      -0.86%       -8.74%         ---        -2.62%         -2.62%
     Small Company Growth Subaccount.......   24.71%      47.14%       46.50%      60.76%        89.57%         89.57%
     International Subaccount..............   10.65%      21.00%       20.74%      24.89%       102.65%        102.65%

___________________
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


                  Non-Standardized Average Annual Total Returns
                           For Period Ending 12/31/99

                                                                                                  Since             Since
                                                                                                Subaccount        Portfolio
                                                     One Year      Three Year    Five Year      Inception*       Inception**
     Money Market Subaccount...................        4.80%          5.01%        5.06%           4.46%            4.36%
     High-Grade Bond Subaccount................       -1.16%          5.23%        7.13%           6.02%            6.55%
     High Yield Bond Subaccount................        2.52%          5.85%          ---           7.36%            7.36%
     Short-Term Corporate Subaccount...........          ---            ---          ---           1.80%            1.80%
     Balanced Subaccount.......................        3.91%         12.45%       16.73%          13.91%           12.60%
     Diversified Value Subaccount..............          ---            ---          ---         -13.38%          -13.38%
     Equity Income Subaccount..................       -2.84%         15.05%       19.98%          15.40%           15.40%
     Equity Index Subaccount...................       20.58%         27.03%       27.92%          21.34%           19.02%
     Growth Subaccount.........................       21.97%         29.20%       30.25%          24.01%           24.01%
     Mid-Cap Index Subaccount..................          ---            ---          ---          24.54%           24.54%
     REIT Index Subaccount.....................          ---            ---          ---          -2.62%            2.62%
     Small Company Growth Subaccount...........       60.76%         24.92%          ---          19.58%           19.58%
     International Subaccount..................       24.89%         15.02%       14.88%          13.50%           13.50%

_________________
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

     The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                                                                Total Return YTD
                                                                 as of 12/31/99
     Money Market Subaccount................................          4.80%
     High-Grade Bond Subaccount.............................         -1.16%
     High Yield Bond Subaccount.............................          2.52%
     Short-Term Corporate Subaccount........................            ---
     Balanced Subaccount....................................          3.91%
     Diversified Value Subaccount...........................            ---
     Equity Income Subaccount...............................         -2.84%
     Equity Index Subaccount................................         20.58%
     Growth Subaccount......................................         21.97%
     Mid-Cap Index Subaccount...............................            ---
     REIT Index Subaccount..................................            ---
     Small Company Growth Subaccount........................         60.76%
     International Subaccount...............................         24.89%

Non Standardized One Year Return

     The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                   1999      1998      1997       1996       1995
                                                   ----      ----      ----       ----       ----
     Money Market Subaccount.................      4.80%     5.11%     5.10%      4.97%     5.34%
     High-Grade Bond Subaccount..............     -1.16%     8.18%     8.98%      3.08%    17.47%
     High Yield Bond Subaccount..............      2.52%     3.63%    11.63%        ---       ---
     Short-Term Corporate Subaccount.........        ---       ---       ---        ---       ---
     Balanced Subaccount.....................      3.91%    11.62%    22.60%     15.68%    31.76%
     Diversified Value Subaccount............        ---       ---       ---        ---       ---
     Equity Income Subaccount................     -2.84%    17.16%    33.78%     18.13%    38.19%
     Equity Index Subaccount.................     20.58%    28.21%    32.59%     22.27%    36.67%
     Growth Subaccount.......................     21.97%    40.20%    26.12%     26.29%    37.62%
     Mid-Cap Index Subaccount................        ---       ---       ---        ---       ---
     REIT Index Subaccount...................        ---       ---       ---        ---       ---
     Small Company Growth Subaccount.........     60.76%     7.49%    12.80%        ---       ---
     International Subaccount................     24.89%    18.36%     2.92%     14.05%    15.31%

                                                    1994          1993
     Money Market Subaccount.................      3.66%         2.47%
     High-Grade Bond Subaccount..............     -3.19%         8.92%
     High Yield Bond Subaccount..............        ---           ---
     Short-Term Corporate Subaccount.........        ---           ---
     Balanced Subaccount.....................     -1.13%        12.56%
     Diversified Value Subaccount............        ---           ---
     Equity Income Subaccount................     -1.76%           ---
     Equity Index Subaccount.................      0.61%         9.18%
     Growth Subaccount.......................      3.74%           ---
     Mid-Cap Index Subaccount................        ---           ---
     REIT Index Subaccount...................        ---           ---
     Small Company Growth Subaccount.........        ---           ---
     International Subaccount................        ---           ---

                         SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

     The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                   THE COMPANY

     On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

     The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development

Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

     The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

                                      TAXES

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

     Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, the Company may make charges for such taxes. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

      The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF THE COMPANY

     The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Department may determine if the items are correct. The Company's books and accounts are subject to review by the Department of Insurance at all times. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

     The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 1999, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

     The audited statutory-basis financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                              Financial Statements

                        AUSA Life Insurance Company, Inc.
                          Separate Account B - Vanguard
                              Variable Annuity Plan

                          Year ended December 31, 1999
                       with Report of Independent Auditors

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                              Financial Statements


                          Year ended December 31, 1999



                                    Contents


Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations.......................................................4
Statements of Changes in Contract Owners' Equity...............................6
Notes to Financial Statements.................................................10

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
AUSA Life Insurance Company, Inc.


We have audited the accompanying balance sheets of AUSA Life Insurance Company, Inc. Separate Account B (comprised of the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Corporate, Diversified Value, and REIT Index subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account B which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                                 Balance Sheets

                                December 31, 1999



                                          Money Market     High-Grade Bond    Balanced          Equity Index
                                           Subaccount        Subaccount       Subaccount          Subaccount     Growth Subaccount
                                        --------------------------------------------------------------------------------------------
Assets
Cash                                     $        17      $         -         $         -         $         -        $         -
Investments in mutual funds, at
 current market value:
 Vanguard Variable Insurance Fund:
  Money Market Portfolio                  40,421,522                -                   -                   -                  -
  High-Grade Bond Portfolio                        -       20,886,124                   -                   -                  -
  Balanced Portfolio                               -                -          29,409,585                   -                  -
  Equity Index Portfolio                           -                -                   -          91,580,646                  -
  Growth Portfolio                                 -                -                   -                   -         76,043,077
  Equity Income Portfolio                          -                -                   -                   -                  -
  International Portfolio                          -                -                   -                   -                  -
  High Yield Bond Portfolio                        -                -                   -                   -                  -
  Small Company Growth Portfolio                   -                -                   -                   -                  -
  Mid-Cap Index Portfolio                          -                -                   -                   -                  -
  Short-term Corporate Portfolio                   -                -                   -                   -                  -
  Diversified Value Portfolio                      -                -                   -                   -                  -
  REIT Index Portfolio                             -                -                   -                   -                  -
                                        --------------------------------------------------------------------------------------------
Total investments in mutual funds         40,421,522       20,886,124          29,409,585          91,580,646         76,043,077
                                        --------------------------------------------------------------------------------------------
Total assets                             $40,421,539      $20,886,124         $29,409,585         $91,580,646        $76,043,077
                                        ============================================================================================

Liabilities and contract owners'
 equity
Liabilities:
 Contract terminations payable           $         -      $       290         $        23         $        88        $        10
                                       ---------------------------------------------------------------------------------------------
Total liabilities                                  -              290                  23                  88                 10

Contract owners' equity:
 Deferred annuity contracts
  terminable by owners                    40,421,539       20,885,834          29,409,562          91,580,558         76,043,067
                                      ----------------------------------------------------------------------------------------------

Total liabilities and contract
 owners' equity                          $40,421,539      $20,886,124         $29,409,585         $91,580,646        $76,043,077
                                      ==============================================================================================


See accompanying notes.

                                                                                       Small
                                         Equity                    High Yield         Company          Mid-Cap
                                         Income   International       Bond            Growth            Index
                                       Subaccount  Subaccount       Subaccount       Subaccount       Subaccount
                                     ------------------------------------------------------------------------------------
Assets
Cash                                   $         -  $          -  $          -     $          -     $          -
Investments in mutual funds, at
 current market value:
 Vanguard Variable Insurance Fund:
  Money Market Portfolio                         -             -             -                -                -
  High-Grade Bond Portfolio                      -             -             -                -                -
  Balanced Portfolio                             -             -             -                -                -
  Equity Index Portfolio                         -             -             -                -                -
  Growth Portfolio                               -             -             -                -                -
  Equity Income Portfolio               24,296,609             -
  International Portfolio                        -    19,802,839             -                -                -
  High Yield Bond Portfolio                      -             -     7,936,863                -                -
  Small Company Growth Portfolio                 -             -             -       20,513,067                -
  Mid-Cap Index Portfolio                        -             -             -                -        4,556,144
  Short-term Corporate Portfolio                 -             -             -                -                -
  Diversified Value Portfolio                    -             -             -                -                -
  REIT Index Portfolio                           -             -             -                -                -
                                     ------------------------------------------------------------------------------------
Total investments in mutual funds       24,296,609    19,802,839     7,936,863       20,513,067        4,556,144
                                      -----------------------------------------------------------------------------------
Total assets                           $24,296,609   $19,802,839   $ 7,936,863      $20,513,067      $ 4,556,144
                                     ====================================================================================
Liabilities and contract owners'
 equity
Liabilities:
 Contract terminations payable         $        18   $         2   $        31      $        61      $         8
                                     ------------------------------------------------------------------------------------
Total liabilities                               18             2            31               61                8

Contract owners' equity:
 Deferred annuity contracts
  terminable by owners                  24,296,591    19,802,837     7,936,832       20,513,006        4,556,136
                                     ------------------------------------------------------------------------------------
Total liabilities and contract
 owners' equity                        $24,296,609   $19,802,839   $ 7,936,863      $20,513,067      $ 4,556,144
                                     ====================================================================================

                                        Short-Term         Diversified
                                         Corporate           Value         REIT Index
                                        Subaccount         Subaccount      Subaccount
                                       --------------------------------------------------
Assets
Cash                                   $         -         $         -      $         -
Investments in mutual funds, at
 current market value:
 Vanguard Variable Insurance Fund:
  Money Market Portfolio                         -                   -                -
  High-Grade Bond Portfolio                      -                   -                -
  Balanced Portfolio                             -                   -                -
  Equity Index Portfolio                         -                   -                -
  Growth Portfolio                               -                   -                -
  Equity Income Portfolio
  International Portfolio                        -                   -                -
  High Yield Bond Portfolio                      -                   -                -
  Small Company Growth Portfolio                 -                   -                -
  Mid-Cap Index Portfolio                        -                   -                -
  Short-term Corporate Portfolio         1,936,672                   -                -
  Diversified Value Portfolio                    -           1,957,541                -
  REIT Index Portfolio                           -                   -          884,547
                                     ----------------------------------------------------
Total investments in mutual funds        1,936,672           1,957,541          884,547
                                     ----------------------------------------------------
Total assets                           $ 1,936,672         $ 1,957,541      $   884,547
                                     ====================================================
Liabilities and contract owners'
 equity
Liabilities:
 Contract terminations payable         $      11           $       5        $       1
                                     ----------------------------------------------------
Total liabilities                             11                   5                1

Contract owners' equity:
 Deferred annuity contracts
  terminable by owners                   1,936,661           1,957,536          884,546
                                     ----------------------------------------------------
Total liabilities and contract
 owners' equity                        $ 1,936,672         $ 1,957,541      $   884,547
                                     ====================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                            Statements of Operations

                 Year ended December 31, 1999, except as noted



                                              Money           High-Grade                         Equity
                                              Market             Bond             Balance         Index              Growth
                                            Subaccount        Subaccount        Subaccount      Subaccount         Subaccount
                                           ----------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                  $ 1,832,275      $ 1,329,942       $ 2,509,814       $ 1,650,304      $ 3,647,537
Expenses:
 Administrative, mortality and                  136,954           80,934           119,042           292,299          240,397
  expense risk charge
                                            ---------------------------------------------------------------------------------
Net investment income (loss)                  1,695,321        1,249,008         2,390,772         1,358,005        3,407,140

Net realized and unrealized capital
 gain (loss) from investments
Net realized capital gain (loss) from
 sales of investments:
 Proceeds from sales                         22,132,128        5,482,211         5,011,910         6,514,241        6,241,452
 Cost of investments sold                    22,132,128        5,419,121         4,248,911         3,863,561        3,951,092
                                            ---------------------------------------------------------------------------------
Net realized capital gain (loss) from
 sales of investments                                 -           63,090           762,999         2,650,680        2,290,360


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                              -          610,893         3,845,621        20,442,470       15,421,375
 End of the period                                    -         (948,688)        1,832,151        31,256,287       23,039,900
                                            ---------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                                          -       (1,559,581)       (2,013,470)       10,813,817        7,618,525
                                            ---------------------------------------------------------------------------------

Net realized and unrealized capital
 gain (loss) from investments                         -       (1,496,491)       (1,250,471)       13,464,497        9,908,885
                                            ---------------------------------------------------------------------------------
Increase (decrease) from operations         $ 1,695,321      $  (247,483)      $ 1,140,301       $14,822,502      $13,316,025
                                            =================================================================================



(1)  Commencement of operations, February 8, 1999.



See accompanying notes.


                                                                                                Small          Mid-Cap
                                            Equity                         High Yield          Company          Index
                                            Income       International        Bond              Growth        Subaccount
                                          Subaccount      Subaccount       Subaccount         Subaccount          (1)
                                        -------------------------------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                               $  840,887      $   678,608       $  726,418        $   62,733        $ 78,215
Expenses:
 Administrative, mortality and
  expense risk charge                     103,606             58,096           32,324            41,468           8,421
                                        -------------------------------------------------------------------------------------
Net investment income (loss)              737,281            620,512          694,094            21,265          69,794

Net realized and unrealized capital
 gain (loss) from investments
Net realized capital gain (loss) from
 sales of investments:
 Proceeds from sales                      5,640,353       10,868,868        4,850,562         4,220,178         845,970
 Cost of investments sold                 4,192,108        9,834,012        5,173,183         3,752,512         752,759
                                        -------------------------------------------------------------------------------------
Net realized capital gain (loss) from
 sales of investments                     1,448,245        1,034,856         (322,621)          467,666          93,211


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                  6,392,129          772,514         (158,720)          805,834               -
 End of the period                        3,419,137        2,961,546         (314,483)        7,078,921         390,943
                                        -------------------------------------------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                              (2,972,992)      2,189,032         (155,763)        6,273,087         390,943
                                        -------------------------------------------------------------------------------------

Net realized and unrealized capital
 gain (loss) from investments             (1,524,747)      3,223,888         (478,384)        6,740,753         484,154
                                        -------------------------------------------------------------------------------------

Increase (decrease) from operations      $  (787,466)    $ 3,844,400       $  215,710        $6,762,018        $553,948
                                        =====================================================================================


                                            Short-Term       Diversified
                                              Corporate        Value           REIT Index
                                             Subaccount      Subaccount        Subaccount
                                                (1)             (1)                (1)
                                          -------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                   $ 59,472       $   38,350          $      -
Expenses:
 Administrative, mortality and
  expense risk charge                           3,799            7,646             2,522
                                          -------------------------------------------------
Net investment income (loss)                   55,673           30,704            (2,522)

Net realized and unrealized capital
 gain (loss) from investments
Net realized capital gain (loss) from
 sales of investments:
 Proceeds from sales                          621,398        1,716,004           598,877
 Cost of investments sold                     635,500        1,899,853           587,851
                                          -------------------------------------------------
Net realized capital gain (loss) from
 sales of investments                         (14,102)        (183,849)           11,026


Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period                            -                -                 -
 End of the period                            (15,703)        (485,712)          (58,727)
                                          -------------------------------------------------
Net change in unrealized
 appreciation/depreciation of
 investments                                  (15,703)        (485,712)          (58,727)
                                          -------------------------------------------------

Net realized and unrealized capital
 gain (loss) from investments                 (29,805)        (669,561)          (47,701)
                                          -------------------------------------------------
Increase (decrease) from operations          $ 25,868       $ (638,857)         $(50,223)
                                          =================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1999 and 1998, except as noted



                                                                        Money Market Subaccount
                                                                     ----------------------------
                                                                           1999          1998
                                                                     ----------------------------
Operations:
 Net investment income (loss)                                          $ 1,695,321   $  1,389,026
 Net realized capital gain (loss)                                                -              -
 Net change in unrealized appreciation/depreciation of investments               -              -
                                                                     ----------------------------
Increase (decrease) from operations                                      1,695,321      1,389,026

Contract transactions:
 Net contract purchase payments                                         15,931,933     36,916,201
 Transfer payments from (to) other subaccounts or general account       (5,977,774)   (24,349,017)
 Contract terminations, withdrawals and other deductions                (2,548,954)    (3,093,081)
                                                                     ----------------------------
Increase (decrease) from contract transactions                           7,405,205      9,474,103
                                                                     ----------------------------
Net increase (decrease) in contract owners' equity                       9,100,526     10,863,129

Contract owners' equity:
 Beginning of the period                                                31,321,013     20,457,884
                                                                     ----------------------------
 End of the period                                                     $40,421,539   $ 31,321,013
                                                                     ============================



(1) Commencement of operations, February 8, 1999.



See accompanying notes.

                                                                           High-Grade Bond                   Balanced
                                                                             Subaccount                     Subaccount
                                                                    ----------------------------   -----------------------------
                                                                          1999          1998            1999          1998
                                                                    ----------------------------   -----------------------------
Operations:
 Net investment income (loss)                                         $ 1,249,008   $ 1,026,239     $ 2,390,772   $ 2,917,638
 Net realized capital gain (loss)                                          63,090       181,236         762,999       931,368
 Net change in unrealized appreciation/depreciation of investments     (1,559,581)      108,905      (2,013,470)     (810,675)
                                                                    ------------------------------------------------------------
Increase (decrease) from operations                                      (247,483)    1,316,380       1,140,301     3,038,331

Contract transactions:
 Net contract purchase payments                                         2,321,506     2,487,821       2,483,025     1,561,976
 Transfer payments from (to) other subaccounts or general account      (2,340,101)    4,180,579      (3,971,693)    1,599,706
 Contract terminations, withdrawals and other deductions                 (807,365)     (816,644)       (651,529)     (566,228)
                                                                    ------------------------------------------------------------
Increase (decrease) from contract transactions                           (825,960)    5,851,756      (2,140,197)    2,595,454
                                                                    ------------------------------------------------------------
Net increase (decrease) in contract owners' equity                     (1,073,443)    7,168,136        (999,896)    5,633,785

Contract owners' equity:
 Beginning of the period                                               21,959,277    14,791,141      30,409,458    24,775,673
                                                                    ------------------------------------------------------------
 End of the period                                                    $20,885,834   $21,959,277     $29,409,562   $30,409,458
                                                                    ============================================================
                                                                              Equity Index
                                                                               Subaccount                Growth Subaccount
                                                                    -----------------------------   ----------------------------
                                                                           1999          1998            1999          1998
                                                                    -----------------------------   ----------------------------
Operations:
 Net investment income (loss)                                          $ 1,358,005   $   736,668     $ 3,407,140   $ 2,515,573
 Net realized capital gain (loss)                                        2,650,680     2,654,708       2,290,360     1,633,145
 Net change in unrealized appreciation/depreciation of investments      10,813,817     9,201,124       7,618,525     8,984,092
                                                                    ------------------------------------------------------------
Increase (decrease) from operations                                     14,822,502    12,592,500      13,316,025    13,132,810

Contract transactions:
 Net contract purchase payments                                         10,494,797     4,051,791       8,597,945     3,157,719
 Transfer payments from (to) other subaccounts or general account        4,958,649     6,420,743       2,569,901     8,535,373
 Contract terminations, withdrawals and other deductions                (1,424,909)   (1,130,683)     (1,316,801)     (475,236)
                                                                    ------------------------------------------------------------
Increase (decrease) from contract transactions                          14,028,537     9,341,851       9,851,045    11,217,856
                                                                    ------------------------------------------------------------
Net increase (decrease) in contract owners' equity                      28,851,039    21,934,351      23,167,070    24,350,666

Contract owners' equity:
 Beginning of the period                                                62,729,519    40,795,168      52,875,997    28,525,331
                                                                    ------------------------------------------------------------
 End of the period                                                     $91,580,558   $62,729,519     $76,043,067   $52,875,997
                                                                    ============================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

          Statements of Changes in Contract Owners' Equity (continued)


                                             Equity Income Subaccount         International
                                                                                Subaccount
                                          -------------------------------------------------------
                                                1999          1998          1999          1998
                                          -------------------------------------------------------
Operations:
 Net investment income (loss)               $   737,281   $   616,655   $   620,512   $   133,866
 Net realized capital gain (loss)             1,448,245       966,698     1,034,856       141,259
 Net change in unrealized appreciation/
   depreciation of investments               (2,972,992)    2,009,088     2,189,032     1,750,486
                                          -------------------------------------------------------
Increase (decrease) from operations            (787,466)    3,592,441     3,844,400     2,025,611

Contract transactions:
 Net contract purchase payments               3,005,378     1,965,476     1,578,554       867,314
 Transfer payments from (to) other
   subaccounts or general account            (4,120,400)    3,071,240       614,737        26,117

 Contract terminations, withdrawals and
   other deductions                            (575,648)     (289,669)     (475,916)      (95,021)
                                          -------------------------------------------------------
Increase (decrease)from contract
 transactions                                (1,690,670)    4,747,047     1,717,375       798,410
                                          -------------------------------------------------------
Net increase (decrease) in contract
 owners' equity                              (2,478,136)    8,339,488     5,561,775     2,824,021


Contract owners' equity:
 Beginning of the period                     26,774,727    18,435,239    14,241,062    11,417,041
                                          -------------------------------------------------------
 End of the period                          $24,296,591   $26,774,727   $19,802,837   $14,241,062
                                          =======================================================



(1) Commencement of operations, February 8, 1999.



See accompanying notes.


                                                High Yield Bond                 Small Company Growth       Mid-Cap Index
                                                  Subaccount                        Subaccount              Subaccount
                                          -----------------------------------------------------------------------------------
                                               1999           1998           1999             1998             1999 (1)
                                          -----------------------------------------------------------------------------------
Operations:
 Net investment income (loss)             $   694,094    $  689,649      $    21,265      $   23,496        $   69,794
 Net realized capital gain (loss)            (322,621)      (78,754)         467,666          23,800            93,211
 Net change in unrealized appreciation/
   depreciation of investments               (155,763)     (292,715)       6,273,087         629,424           390,943
                                          -----------------------------------------------------------------------------------
Increase (decrease) from operations           215,710       318,180        6,762,018         676,720           553,948

Contract transactions:
 Net contract purchase payments             1,925,051       824,288        1,652,305         882,649         1,067,234
 Transfer payments from (to) other
   subaccounts or general account          (1,635,495)       92,273        2,699,773         434,242         3,048,155

 Contract terminations, withdrawals and
  other deductions                         (1,276,182)     (356,893)        (579,414)       (164,992)         (113,201)
                                          -----------------------------------------------------------------------------------
Increase (decrease)from contract
 transactions                                (986,626)      559,668        3,772,664       1,151,899         4,002,188
                                          -----------------------------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity                              (770,916)      877,848       10,534,682       1,828,619         4,556,136

Contract owners' equity:
 Beginning of the period                   (8,707,748)    7,829,900        9,978,324       8,149,705                 -
                                          -----------------------------------------------------------------------------------
 End of the period                         $7,936,832    $8,707,748      $20,513,006      $9,978,324        $4,556,136
                                          ===================================================================================
                                                Short-Term         Diversified       REIT
                                                Corporate             Value          Index
                                                Subaccount         Subaccount      Subaccount
                                            -------------------------------------------------
                                                  1999 (1)           1999 (1)      1999 (1)
                                            -------------------------------------------------
Operations:
 Net investment income (loss)                  $   55,673         $   30,704      $ (2,522)
 Net realized capital gain (loss)                 (14,102)          (183,849)       11,026
 Net change in unrealized appreciation/
   depreciation of investments                    (15,703)          (485,712)      (58,727)
                                            -------------------------------------------------
Increase (decrease) from operations                25,868           (638,857)      (50,223)

Contract transactions:
 Net contract purchase payments                   523,489            638,941       297,306
 Transfer payments from (to) other
   subaccounts or general account               1,461,539          2,009,860       648,084
 Contract terminations, withdrawals and
  other deductions                                (74,235)           (52,408)      (10,621)
                                            -------------------------------------------------
Increase (decrease)from contract
 transactions                                   1,910,793          2,596,393       934,769
                                            -------------------------------------------------
Net increase (decrease) in contract
 owners' equity                                 1,936,661          1,957,536       884,546


Contract owners' equity:
 Beginning of the period                                -                  -             -
                                            -------------------------------------------------
 End of the period                             $1,936,661         $1,957,536      $884,546
                                            =================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                          Notes to Financial Statements

                                December 31, 1999



1.   Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. Separate Account B (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Series Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard"). Activity in these thirteen investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Prior to October 1, 1998, the Mutual Fund Account was a segregated investment account of First Providian Life and Health Insurance Company ("FPLH"). On October 1, 1998, FPLH merged with and into AUSA. Upon the merger, FPLH's existence ceased and AUSA became the surviving company. As a result of the merger, the Mutual Fund Account became a segregated investment account of AUSA. All of the contracts issued by FPLH before the merger were, at the time of the merger, assumed by AUSA.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



1.   Organization and Summary of Significant Accounting Policies (continued)

Prior to August 11, 1998, realized capital gains and losses from the sale of shares in the Series Fund were determined on the basis of average cost. Subsequent to this date, such gains and losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of August 11, 1998 as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.


2.   Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                           Number of        Net Asset       Market
                                         Shares Held    Value Per Share     Value            Cost
                                   -----------------------------------------------------------------
Vanguard Variable Insurance Fund:
 Money Market Portfolio                 40,421,522.151      $ 1.0000     $40,421,522     $40,421,522
 High-Grade Bond Portfolio               2,053,457.219       10.1712      20,886,124      21,834,812
 Balanced Portfolio                      1,796,784.257       16.3679      29,409,585      27,577,434
 Equity Index Portfolio                  2,400,541.182       38.1500      91,580,646      60,324,359
 Growth Portfolio                        2,309,668.915       32.9238      76,043,077      53,003,177
 Equity Income Portfolio                 1,197,862.702       20.2833      24,296,609      20,877,472
 International Portfolio                 1,095,344.308       18.0791      19,802,839      16,841,293
 High Yield Bond Portfolio                 831,381.110        9.5466       7,936,863       8,251,346
 Small Company Growth Portfolio          1,087,718.590       18.8588      20,513,067      13,434,146
 Mid-Cap Index Portfolio                   372,953.115       12.2164       4,556,144       4,165,201
 Short-Term Corporate Portfolio            199,685.723        9.6986       1,936,672       1,952,375
 Diversified Value Portfolio               228,170.226        8.5793       1,957,541       2,443,253
 REIT Index Portfolio                       90,536.129        9.7701         884,547         943,274

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



2.   Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                    Period ended December 31
                                                1999                        1998
                                    --------------------------   -------------------------
                                       Purchases      Sales        Purchases      Sales
                                    --------------------------   -------------------------
Vanguard Variable Insurance Fund:
 Money Market Portfolio               $31,232,653  $22,132,128    $52,760,216  $41,887,651
 High-Grade Bond Portfolio              5,905,574    5,482,211     11,468,351    4,592,909
 Balanced Portfolio                     5,262,512    5,011,910     10,318,462    4,813,635
 Equity Index Portfolio                21,900,909    6,514,241     19,260,875    9,192,325
 Growth Portfolio                      19,499,672    6,241,452     19,966,646    6,247,574
 Equity Income Portfolio                4,687,018    5,640,353      9,735,834    4,379,328
 International Portfolio               13,206,739   10,868,868      6,599,613    5,672,153
 High Yield Bond Portfolio              4,558,104    4,850,562      7,209,041    5,960,469
 Small Company Growth Portfolio         8,014,077    4,220,178      5,471,699    4,299,268
 Mid-Cap Index Portfolio                4,917,960      845,970              -            -
 Short-Term Corporate Portfolio         2,587,875      621,398              -            -
 Diversified Value Portfolio            4,343,106    1,716,004              -            -
 REIT Index Portfolio                   1,531,125      598,877              -            -


3.   Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                 Accumulation Units     Accumulation       Total Contract
                  Subaccount                            Owned            Unit Value            Value
-----------------------------------------------------------------------------------------------------------
Money Market                                          27,931,727.170         $ 1.447155         $40,421,539
High-Grade Bond                                        1,204,305.695          17.342635          20,885,834
Balanced                                               1,058,901.138          27.773662          29,409,562
Equity Index                                           2,021,749.372          45.297681          91,580,558
Growth                                                 1,850,133.121          41.101403          76,043,067
Equity Income                                            948,441.871          25.617375          24,296,591
International                                            977,201.036          20.264855          19,802,837
High Yield Bond                                          615,620.454          12.892411           7,936,832
Small Company Growth                                   1,082,109.245          18.956502          20,513,006
Mid-Cap Index                                            365,837.721          12.453980           4,556,136
Short-Term Corporate                                     190,248.036          10.179663           1,936,661
Diversified Value                                        225,982.996           8.662314           1,957,536
REIT Index                                                90,837.331           9.737695             884,546

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



3.   Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                                  Money            High-Grade
                                                                 Market               Bond             Balanced
                                                               Subaccount          Subaccount         Subaccount
                                                           -------------------------------------------------------
 Units outstanding at January 1, 1998                          15,572,875            911,981          1,034,654
 Units purchased                                               34,042,229            302,554            184,668
 Units redeemed and transferred                               (26,933,132)            36,982            (81,612)
                                                           -------------------------------------------------------
 Units outstanding at December 31, 1998                        22,681,972          1,251,517          1,137,710
 Units purchased                                               11,285,449            133,372             90,211
 Units redeemed and transferred                                (6,035,694)          (180,583)          (169,020)
                                                           -------------------------------------------------------
 Units outstanding at December 31, 1999                        27,931,727          1,204,306          1,058,901
                                                           =======================================================

                                                                Equity                                  Equity
                                                                 Index                Growth            Income
                                                               Subaccount          Subaccount         Subaccount
                                                           --------------------------------------------------------
 Units outstanding at January 1, 1998                           1,392,282          1,186,855            819,240
 Units purchased                                                  417,656            428,482            301,083
 Units redeemed and transferred                                  (140,057)           (46,190)          (104,786)
                                                           --------------------------------------------------------
 Units outstanding at December 31, 1998                         1,669,881          1,569,147          1,015,537
 Units purchased                                                  262,158            245,455            111,810
 Units redeemed and transferred                                    89,710             35,531           (178,905)
                                                           --------------------------------------------------------
 Units outstanding at December 31, 1999                         2,021,749          1,850,133            948,442
                                                           ========================================================

                                                                                                        Small
                                                                                   High Yield         Company
                                                               International          Bond             Growth
                                                                 Subaccount        Subaccount        Subaccount
                                                           --------------------------------------------------------
 Units outstanding at January 1, 1998                             832,851            645,233            742,914
 Units purchased                                                  262,352            192,251            271,255
 Units redeemed and transferred                                  (217,528)          (145,066)          (167,956)
                                                           --------------------------------------------------------
 Units outstanding at December 31, 1998                           877,675            692,418            846,213
 Units purchased                                                   92,176            152,058            127,850
 Units redeemed and transferred                                     7,350           (228,856)           108,046
                                                           --------------------------------------------------------
 Units outstanding at December 31, 1999                           977,201            615,620          1,082,109
                                                           ========================================================

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



3.   Contract Owners' Equity (continued)

                                                   Mid-Cap         Short-Term       Diversified         REIT
                                                    Index           Corporate          Value            Index
                                                 Subaccount        Subaccount       Subaccount       Subaccount
                                             --------------------------------------------------------------------
Units outstanding at January 1, 1998                     -                -                -                -
Units purchased                                          -                -                -                -
Units redeemed and transferred                           -                -                -                -
                                             --------------------------------------------------------------------
Units outstanding at December 31, 1998                   -                -                -                -
Units purchased                                      96,121           51,883           61,422           28,954
Units redeemed and transferred                      269,717          138,365          164,561           61,883
                                             --------------------------------------------------------------------
Units outstanding at December 31, 1999              365,838          190,248          225,983           90,837
                                             ====================================================================


4.   Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the combined net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of Peoples Benefit Life Insurance Company ("PBL"), an affiliate of AUSA. The annual rate is. 30% on the first $2.5 billion of combined net assets in the Series Fund, is reduced to .28% when combined net assets in the Series Fund exceed $2.5 billion, and is further reduced to .27% when combined net assets in the Series Fund exceed $5 billion.

An administrative charge of .10% annually is deducted from the unit value of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA based on the net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of PBL. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

                        AUSA Life Insurance Company, Inc.
               Separate Account B - Vanguard Variable Annuity Plan

                    Notes to Financial Statements (continued)



5.   Taxes

Operations of the Mutual Fund Account form a part of AUSA which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                             Financial Statements - Statutory Basis

                               AUSA Life Insurance Company, Inc.

                          Years ended December 31, 1999, 1998 and 1997
                              with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years ended December 31, 1999, 1998 and 1997



                                    Contents

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flow - Statutory Basis.......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc., an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)



                                                                    December 31
                                                                1999            1998
                                                         --------------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,864,509     $ 4,151,780
 Stocks:
  Preferred                                                         6,789           2,582
  Common, at market (cost: $14 in 1999 and 1998)                        2               2
 Mortgage loans on real estate                                    449,603         413,107
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999 and
  $2,474 in 1998)                                                  16,865          33,986
 Policy loans                                                       3,276           3,181
 Cash and short-term investments                                   81,390          61,065
 Other invested assets                                             62,759          30,795
 Short-term notes receivable from affiliates                      136,300          10,400
                                                         --------------------------------
Total cash and invested assets                                  4,621,493       4,706,898

Receivable from affiliates                                         17,851          14,731
Premiums deferred and uncollected                                   6,572           6,408
Accrued investment income                                          58,103          64,859
Federal income taxes recoverable                                        -             527
Other assets                                                       14,901          12,567
Separate account assets                                         6,881,195       6,517,152



                                                         --------------------------------
Total admitted assets                                         $11,600,115     $11,323,142
                                                         ================================

                                                                     December 31
                                                                1999            1998
                                                         --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   138,147     $   109,132
  Annuity                                                         796,401         868,294
  Accident and health                                              16,432          16,416
 Policy and contract claim reserves:
  Life                                                              5,004           4,927
  Accident and health                                               8,190          10,302
 Other policyholders' funds                                     3,145,632       3,267,417
 Remittances and items not allocated                               44,643          58,724
 Asset valuation reserve                                           82,997          84,077
 Interest maintenance reserve                                      27,244          37,253
 Deferred interest on assets purchased                                733           5,230
 Payable under assumption reinsurance agreement                    39,118          52,837
 Other liabilities                                                 23,566           7,422
 Federal income taxes payable                                       4,507               -
 Separate account liabilities                                   6,874,006       6,497,865
                                                         --------------------------------
Total liabilities                                              11,206,620      11,019,896

Commitments and contingencies (Note 10)

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500
 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,017           1,827
 Unassigned surplus (deficit)                                      69,798         (20,261)
                                                         --------------------------------
Total capital and surplus                                         393,495         303,246
                                                         --------------------------------
Total liabilities and capital and surplus                     $11,600,115     $11,323,142
                                                         ================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)


                                                                 Year ended December 31
                                                        1999              1998              1997
                                                  -----------------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   48,276        $   22,664        $   71,899
  Annuity                                               1,475,991         1,132,120         1,199,470
  Accident and health                                      29,748            32,869            39,999
 Net investment income                                    325,049           345,660           341,540
 Amortization of interest maintenance reserve               4,078             6,116             3,392
 Commissions and expense allowances on
  reinsurance ceded                                           424               302               374
 Separate account fee income                               51,872            43,525                 -
 Other income                                               5,531                 -            17,240
                                                -----------------------------------------------------
                                                        1,940,969         1,583,256         1,673,914
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,871            32,464            39,045
  Surrender benefits                                    1,937,450         1,117,653         1,175,051
  Other benefits                                           21,747            20,886            14,316
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    29,016             5,762            52,500
   Annuity                                                (71,893)          (42,781)           65,982
   Accident and health                                         16              (131)           (1,357)
   Other                                                      778               (67)              580
  Increase (decrease) in liability for premium
   and other deposit type funds                          (122,644)           85,461            92,280
                                                -----------------------------------------------------
                                                        1,827,341         1,219,247         1,438,397
 Insurance expenses:
  Commissions                                              50,265            69,009            79,099
  General insurance expenses                               58,034            95,169            92,613
  Taxes, licenses and fees                                  1,836             1,466             3,717
  Net transfers to (from) separate accounts               (79,470)          174,435            42,490
  Other                                                       (16)              978               181
                                                -----------------------------------------------------
                                                           30,649           341,057           218,100
                                                -----------------------------------------------------
                                                        1,857,990         1,560,304         1,656,497
                                                -----------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                               82,979            22,952            17,417
Federal income tax expense                                  7,976             4,021             5,247
                                                -----------------------------------------------------
Gain from operations before net realized
 capital gains on investments                              75,003            18,931            12,170
Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)              11,471             3,770               831
                                                -----------------------------------------------------
Net income                                             $   86,474        $   22,701        $   13,001
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                      Special      Unassigned             Total
                                             Common     Paid-in       Surplus        Surplus             Capital
                                             Stock      Surplus        Funds        (Deficit)           and Surplus
                                           ---------------------------------------------------------------------------
Balance at January 1, 1997                     $2,500      $319,180       $1,473      $ (4,246)         $318,907
 Net income                                         -             -          134        12,867            13,001
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,710)           (2,710)
 Change in non-admitted assets                      -             -            -        (8,483)           (8,483)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            29                29
 Change in asset valuation reserve                  -             -            -       (20,446)          (20,446)
 Net change in separate account surplus             -             -            -           (49)              (49)
 Prior year federal income tax adjustment           -             -            -            59                59
                                           ---------------------------------------------------------------------------
Balance at December 31, 1997                    2,500       319,180        1,607       (22,979)          300,308
 Net income                                         -             -          220        22,481            22,701
 Change in net unrealized capital gains
  (losses)                                          -             -            -         4,439             4,439
 Change in non-admitted assets                      -             -            -          (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            18                18
 Change in asset valuation reserve                  -             -            -       (16,753)          (16,753)
 Net change in separate account surplus             -             -            -           824               824
 Dividend to stockholder                            -             -            -        (8,000)           (8,000)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1998                    2,500       319,180        1,827       (20,261)          303,246
 Net income                                         -             -          190        86,284            86,474
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,666)           (2,666)
 Change in non-admitted assets                      -             -            -         8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -          (394)             (394)
 Change in asset valuation reserve                  -             -            -         1,080             1,080
 Net change in separate account surplus             -             -            -        (3,202)           (3,202)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1999                   $2,500      $319,180       $2,017      $ 69,798          $393,495
                                           ===========================================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                    Statement of Cash Flow - Statutory Basis
                            (Dollars in thousands)

                                                                               Year ended December 31
                                                                     1999               1998               1997
                                                             --------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,569,443        $ 1,191,035        $ 1,340,757
Net investment income                                                   343,327            353,054            340,150
Life and accident and health claims                                     (34,919)           (33,979)           (40,151)
Surrender benefits and other fund withdrawals                        (1,937,450)        (1,117,653)        (1,175,051)
Other benefits to policyholders                                         (21,733)           (20,876)           (14,290)
Commissions, other expenses and other taxes                            (125,507)          (169,784)          (184,457)
Net transfers (to) from separate account                                131,083           (130,976)           (43,309)
Federal income taxes paid                                                (2,942)            (5,558)            (4,704)
Other, net                                                              (26,319)            (3,806)            (3,744)
                                                             --------------------------------------------------------
Net cash provided by (used in) operating activities                    (105,017)            61,457            215,201

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,843,152          1,381,784            968,184
 Common stocks                                                           55,050                164                  -
 Mortgage loans on real estate                                          144,620            138,723            179,810
 Real estate                                                             46,449             22,067             25,104
 Policy loans                                                                 -                  -                 16
 Other                                                                    3,847                (21)                 -
                                                             --------------------------------------------------------
                                                                      2,093,118          1,542,717          1,173,114
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,588,268)        (1,554,838)        (1,260,122)
 Common stocks                                                          (55,050)                 -               (103)
 Mortgage loans on real estate                                         (178,473)           (51,862)           (60,722)
 Real estate                                                            (27,721)              (561)                 -
 Policy loans                                                               (95)              (135)              (146)
 Other                                                                    7,731              5,756            (17,805)
                                                             --------------------------------------------------------
                                                                     (1,841,876)        (1,601,640)        (1,338,898)
                                                             --------------------------------------------------------
Net cash provided by (used in) investing activities                     251,242            (58,923)          (165,784)

Financing activities
Issuance of intercompany notes, net                                    (125,900)            (1,600)            (9,400)
Dividends to stockholders                                                     -             (8,000)                 -
                                                             --------------------------------------------------------
Net cash used in financing activities                                  (125,900)            (9,600)            (9,400)
                                                             --------------------------------------------------------
Increase (decrease) in cash and short-term investments                   20,325             (7,066)            40,017

Cash and short-term investments at beginning of year                     61,065             68,131             28,114
                                                             --------------------------------------------------------
Cash and short-term investments at end of year                      $    81,390        $    61,065        $    68,131
                                                             ========================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1997 in conformity with the practices of the National Association of Insurance Commissioners (NAIC) and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is in the process of becoming licensed in New Jersey. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (l) pension expense is recorded as amounts are paid; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (n) adjustments to federal income taxes of prior years are charged or

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (o) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $261, $216 and $473, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.

Reclassifications

Certain reclassifications have been made to the 1999 financial statements to conform to the 1998 and 1997 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                         December 31
                                                         1999                                   1998
                                         ----------------------------------     ----------------------------------
                                             Carrying                               Carrying
                                              Amount         Fair Value              Amount         Fair Value
                                         ----------------------------------     ----------------------------------
 Admitted assets
 Cash and short-term investments             $   81,390       $   81,390            $   61,065       $   61,065
 Bonds                                        3,864,509        3,767,465             4,151,780        4,246,901
 Preferred stock                                  6,789            6,579                 2,582            2,529
 Common stock                                         2                2                     2                2
 Mortgage loans on real estate                  449,603          439,799               413,107          429,716
 Interest rate swap                                   -             (174)                    -                -
 Policy loans                                     3,276            3,276                 3,181            3,181
 Short-term notes receivable from
  affiliates                                    136,000          136,300                10,400           10,400
 Separate account assets                      6,881,195        6,866,675             6,517,152        6,527,180

 Liabilities
 Investment contract liabilities              3,940,657        3,841,080             4,134,507        4,057,004
 Separate account annuities                   6,798,987        6,753,227             6,408,436        6,387,445

3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross
                                                  Carrying       Unrealized      Unrealized    Estimated Fair
                                                   Amount          Gains           Losses          Value
                                             ----------------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439       $    85        $  2,589        $   56,935
  State, municipal and other government                74,897           454           1,410            73,941
  Public utilities                                    281,024           693           9,538           272,179
  Industrial and miscellaneous                      2,190,297        10,886          69,634         2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852         4,816          30,807         1,232,861
                                             ----------------------------------------------------------------
                                                    3,864,509        16,934         113,978         3,767,465
 Preferred stocks                                       6,789             8             218             6,579
                                             ----------------------------------------------------------------
                                                   $3,871,298       $16,942        $114,196        $3,774,044
                                             ================================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                     Gross           Gross
                                                    Carrying       Unrealized      Unrealized    Estimated Fair
                                                     Amount          Gains           Losses          Value
                                             ------------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $   99,834        $  1,776         $   285      $  101,325
  State, municipal and other government                38,387           1,427           1,625          38,189
  Public utilities                                    355,719          10,239             825         365,133
  Industrial and miscellaneous                      2,398,132          88,051          25,538       2,460,645
  Mortgage-backed and asset-backed securities       1,259,708          27,387           5,486       1,281,609
                                             ----------------------------------------------------------------
                                                    4,151,780         128,880          33,759       4,246,901
 Preferred stocks                                       2,582               -              53           2,529
                                             ----------------------------------------------------------------
                                                   $4,154,362        $128,880         $33,812      $4,249,430
                                             ================================================================

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                        --------------------------------
 Due in one year or less                                      $  182,460      $  182,521
 Due after one year through five years                         1,643,466       1,601,064
 Due after five years through ten years                          592,008         574,987
 Due after ten years                                             187,723         176,032
                                                        --------------------------------
                                                               2,605,657       2,534,604
 Mortgage-backed and asset-backed securities                   1,258,852       1,232,861
                                                        --------------------------------
                                                              $3,864,509      $3,767,465
                                                        ================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Interest on bonds and notes                       $290,534         $290,967         $285,730
 Mortgage loans                                      34,863           46,027           57,659
 Real estate                                          7,176           12,741           13,976
 Dividends on equity investments                          -              254              223
 Interest on policy loans                                49              317              168
 Derivative instruments                              (2,600)          (3,265)             100
 Other investment income                              9,139            9,568            1,543
                                           --------------------------------------------------
 Gross investment income                            339,161          356,609          359,399

 Less investment expenses                            14,112           10,949           17,859
                                           --------------------------------------------------
 Net investment income                             $325,049         $345,660         $341,540
                                           ==================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Proceeds                                        $1,843,152       $1,381,784         $968,184
                                           ==================================================

 Gross realized gains                            $   11,207       $   19,871         $ 19,165
 Gross realized losses                              (22,545)          (5,974)         (11,997)
                                           --------------------------------------------------
 Net realized gains (losses)                     $  (11,338)      $   13,897         $  7,168
                                           ==================================================

At December 31, 1999, investments with an aggregate carrying amount of $2,853 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) for investments are summarized below:

                                                                 Realized
                                          ----------------------------------------------------
                                                          Year ended December 31
                                                 1999              1998              1997
                                          ----------------------------------------------------
 Debt securities                                  $(11,338)         $ 13,897          $  7,168
 Common stock                                            -                60                 -
 Preferred stock                                         -               170                (7)
 Short-term investments                                373               (41)               (6)
 Mortgage loans on real estate                       1,161               325               287
 Real estate                                         2,463             3,967             4,059
 Other invested assets                               9,407             2,859             5,035
                                          ----------------------------------------------------
                                                     2,066            21,237            16,536

 Federal income tax effect                           3,474                20              (747)
 Transfer (to) from interest maintenance
  reserve                                            5,931           (17,487)          (14,958)
                                          ----------------------------------------------------
 Total realized gains                             $ 11,471          $  3,770          $    831
                                          ====================================================

During 1999, the Company issued mortgage loans with interest rates ranging from 6.77% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 95%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1999, 1998 and 1997, there were $17,959, $2,796 and $4,427, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $36,273 and $34,083, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                 1999       1998                                   1999       1998
                             ---------------------                             ---------------------
South Atlantic                       26%        22%      Office                        37%        37%
E. North Central                     15         20       Retail                        23         24
Mountain                             14         20       Industrial                    20         29
Mid-Atlantic                         13          9       Apartment                      6          4
W. South Central                     12          9       Agricultural                   8          2
Pacific                              10          8       Other                          6          4
New England                           4          7
W. North Central                      4          3
E. South Central                      2          2

At December 31, 1999, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                    Notional Amount
                                                             ----------------------------
                                                                   1999          1998
                                                             ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $103,700       $74,588
   Receive floating- pay fixed                                       10,000             -

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  1999             1998             1997
                                           --------------------------------------------------
    Direct premiums                              $1,548,392       $1,183,777       $1,309,731
    Reinsurance assumed                               8,301            6,415            6,905
    Reinsurance ceded                                (2,678)          (2,539)          (5,268)
                                           --------------------------------------------------
    Net premiums earned                          $1,554,015       $1,187,653       $1,311,368
                                           ==================================================

The Company received reinsurance recoveries in the amounts of $2,983, $2,493 and $1,992 during 1999, 1998 and 1997, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $118,070 and $143,819, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1999 and 1998, the Company owed MONY $39,118 and $52,837, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of net operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company expects to utilize a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           December 31
                                                              1999                                1998
                                              ---------------------------------     -----------------------------
                                                                    Percent of                         Percent of
                                                     Amount           Total               Amount          Total
                                              ---------------------------------     -----------------------------
 Subject to discretionary withdrawal with
  market value adjustment                            $   924,075              8%          $   912,692           9%
 Subject to discretionary withdrawal at book
  value less surrender charge                            998,443              9             1,013,495          10
 Subject to discretionary withdrawal at
  market value                                         4,418,345             41             3,678,649          34
 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)         2,395,732             22             2,666,670          25
 Not subject to discretionary withdrawal               2,121,526             20             2,416,602          22
                                                   ----------------------------         -------------------------
                                                      10,858,121            100%           10,688,108         100%
                                                                    ===========                          ========
 Less reinsurance ceded                                  117,178                              143,475
                                                   -------------                        -------------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,740,943                          $10,544,633
                                                   =============                        =============

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1999, 1998 and 1997 is as follows:

                                           Guaranteed      Non-guaranteed
                                            Separate          Separate
                                             Account          Account             Total
                                          ----------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                       ----------------------------------------------------
 Total                                        $2,488,655          $4,310,332     $6,798,987
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                       ----------------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                           $  147,638          $  648,056     $  795,694
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,204,931          $2,767,245     $4,972,176
  Amortized cost                                 622,703                   -        622,703
                                       ----------------------------------------------------
 Total                                        $2,827,634          $2,767,245     $5,594,879
                                       ====================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                             Guaranteed      Non-guaranteed
                                              Separate          Separate
                                              Account           Account            Total
                                         ----------------------------------------------------
December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351          $        -      $  335,351
 Subject to discretionary withdrawal at
  book value less surrender charge                227,331                   -         227,331
 Subject to discretionary withdrawal at
  market value                                    108,013           4,310,332       4,418,345
 Not subject to discretionary withdrawal        1,817,960                   -       1,817,960
                                         ----------------------------------------------------
                                               $2,488,655          $4,310,332      $6,798,987
                                         ====================================================
 December 31, 1998
 Subject to discretionary withdrawal
  with market value adjustment                 $  345,379          $        -      $  345,379
 Subject to discretionary withdrawal at
  book value less surrender charge                250,359                   -         250,359
 Subject to discretionary withdrawal at
  market value                                    216,935           3,461,715       3,678,650
 Not subject to discretionary withdrawal        2,134,048                   -       2,134,048
                                         ----------------------------------------------------
                                               $2,946,721          $3,461,715      $6,408,436
                                         ====================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                 1999              1998                1997
                                                         --------------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $ 1,207,636          $ 851,826           $ 795,663
  Transfers from separate accounts                              (1,290,346)          (679,796)           (767,049)
                                                         --------------------------------------------------------
 Net transfers to (from) separate accounts                         (82,710)           172,030              28,614

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                               3,240              1,317              13,756
  Fees paid to external fund manager                                     -                  -                 120
  Assumption of liabilities via merger of FPLH                           -              1,088                   -
                                                         --------------------------------------------------------
 Net adjustments                                                     3,240              2,405              13,876
                                                         --------------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   (79,470)         $ 174,435           $  42,490
                                                         ========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         Gross       Loading        Net
                                                    --------------------------------------
December 31, 1999
Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                    --------------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                    --------------------------------------
 Total accident and health                                   444              -        444
                                                    --------------------------------------
                                                          $8,355         $1,783     $6,572
                                                    ======================================
 December 31, 1998
 Life and annuity:
  Ordinary direct first year business                     $  351         $  339     $   12
  Ordinary direct renewal business                         6,760          1,087      5,673
  Group life direct business                                 851            482        369
  Credit life                                                 37              -         37
  Reinsurance ceded                                           (6)             -         (6)
                                                    --------------------------------------
                                                           7,993          1,908      6,085
 Accident and health:
  Direct                                                     363              -        363
  Reinsurance ceded                                          (40)             -        (40)
                                                   ---------------------------------------
 Total accident and health                                   323              -        323
                                                    --------------------------------------
                                                          $8,316         $1,908     $6,408
                                                    ======================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $425,151 and $474,471, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,250 and $1,348 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.


8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 1999, 1998 and 1997 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $10, $9 and $12 of expense for the years ended December 31, 1999, 1998 and 1997, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 1999, 1998 and 1997.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $6,940, $5,650 and $7,330, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $485, $232 and $142, respectively, to affiliates.


10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $186,478 and $153,146 at December 31, 1999 and 1998, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



10. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $46, $126 and $586 for the years ended December 31, 1999, 1998 and 1997, respectively.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS

  Part A None

  Part B Financial Statements of Subaccounts of AUSA Life Insurance Company,
         Inc. Separate Account B (formerlly First Providian Life and Health Insurance Company Separate Account B) which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 1999 and for each of the two years in the period ended December 31, 1999 with Report of Independent Auditors.

         Statutory-basis financial statements of AUSA Life Insurance Company, Inc. as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 with Report of Independent Auditors.

  Part C None

  (B) EXHIBITS
  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./3/
  (2)  Not Applicable.
  (3)  Not Applicable.
  (4)  Form of variable annuity contract/1/
  (5)  Form of application/1/

  (6)  (a) Articles of Incorporation of AUSA Life Insurance Company, Inc./4/

       (b) By-Laws of AUSA Life Insurance Company, Inc./4/
  (7)  Not applicable.

  (8)  (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/


       (b) Administration Services Agreement/5/

  (9)  (a) Opinion and Consent of Counsel/7/

       (b) Consent of Counsel/7/

  (10) Consent of Independent Auditors/7/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/2/

  (14) (a) None.

       (b) Not applicable.
--------
/1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.
/2/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.

/3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.

/4/ Incorporated by reference from Initial Registration Statement on Form N-4 of
    AUSA Life Insurance Company, Inc.-- AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).

/5/ Incorporated by reference from Post-Effective Amendment No. 10 to the Regis-tration Statement on Form N-4 of First Providian Life & Health Insurance Company, File No. 33-39946, filed on April 30, 1998.

/6/ Incorporated by reference from Initial Registration Statement on Form N-4 of
    AUSA Life Insurance Company, Inc. Separate Account B, File No. 333-65131 (as filed October 1, 1998).

/7/ Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director........................................ Carl Thor Hanson
                                                 900 Birdseye Road
                                                 P.O. Box 112
                                                 Orient, NY 11957-0112

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President..................... Eric B. Goodman
                                                 400 West Market Street
                                                 Louisville, KY 40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of AUSA Life.

 The following chart indicates the persons controlled by or under common con-trol with AUSA Life.

                                          Jurisdiction of         Percent of Voting
Name                                      Incorporation           Securities Owned                  Business
----                                      -------------           ----------------                  --------
AEGON N.V.                                Netherlands             53.16% of Vereniging              Holding company
                                                                  AEGON Netherlands
                                                                  Membership Association

Groninger Financieringen B.V.             Netherlands             100% AEGON N.V.                   Holding company

AEGON Netherland N.V.                     Netherlands             100% AEGON N.V.                   Holding company

AEGON Nevak Holding B.V.                  Netherlands             100% AEGON N.V.                   Holding company

AEGON International N.V.                  Netherlands             100% AEGON N.V.                   Holding company

Voting Trust Trustees:                    Delaware                                                  Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation            Delaware                100% Voting Trust                 Holding company

Short Hills Management Company            New Jersey              100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

CORPA Reinsurance Company                 New York                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON Management Company                  Indiana                 100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

RCC North America Inc.                    Delaware                100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

AEGON USA, Inc.                           Iowa                    100% AEGON U.S.                   Holding company
                                                                  Holding Corporation

Transamerica Holding Company              Delaware                100% AEGON USA, Inc.              Holding Company

AEGON Funding Corp.                       Delaware                100% Transamerica                 Issue debt securities-net
                                                                  Holding Company                   proceeds used to make
                                                                                                    loans to affiliates

First AUSA Life Insurance                 Maryland                100% AEGON USA, Inc.              Insurance holding company
Company

AUSA Life Insurance                       New York                82.33% First AUSA Life            Insurance
Company, Inc.                                                     Insurance Company
                                                                  17.67% Veterans Life
                                                                  Insurance Company

Life Investors Insurance                  Iowa                    100% First AUSA Life Ins. Co.     Insurance
Company of America


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Life Investors Alliance, LLC              Delaware                  100% LIICA                      Purchase, own, and hold the
                                                                                                    equity interest of other
                                                                                                    entities

Great American Insurance                  Iowa                      100% LIICA                      Marketing
Agency, Inc.

Bankers United Life                       Iowa                      100% Life Investors Ins.        Insurance
Assurance Company                                                   Company of America

PFL Life Insurance Company                Iowa                      100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services                  Minnesota                 100% PFL Life Insurance Co.     Marketing
Group, Inc.

AEGON Assignment Corporation              Kentucky                  100% AEGON Financial            Administrator of structured
of Kentucky                                                         Services Group, Inc.            settlements

AEGON Assignment Corporation              Illinois                  100% AEGON Financial            Administrator of structured
                                                                    Services Group, Inc.            settlements

Southwest Equity Life Ins. Co.            Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.          Arizona                   100% of Common Voting Stock     Insurance
                                                                    First AUSA Life Ins. Co.

Western Reserve Life Assurance            Ohio                      100% First AUSA Life Ins. Co.   Insurance
Co. of Ohio

WRL Series Fund, Inc.                     Maryland                  Various                         Mutual fund

WRL Investment Services, Inc.             Florida                   100% Western Reserve Life       Provides administration for
                                                                    Assurance Co. of Ohio           affiliated mutual fund

WRL Investment                            Florida                   100% Western Reserve Life       Registered investment advisor
Management, Inc.                                                    Assurance Co. of Ohio

ISI Insurance Agency, Inc.                California                100% Western Reserve Life       Insurance agency
And Subsidiaries                                                    Assurance Co. of Ohio

ISI Insurance Agency                      Alabama                   100% ISI Insurance Agency, Inc. Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                      Ohio                      100% ISI Insurance Agency, Inc. Insurance agency
of Ohio, Inc.

ISI Insurance Agency                      Massachusetts             100% ISI Insurance Agency Inc.  Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                      Texas                     100% ISI Insurance Agency, Inc. Insurance agency
of Texas, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
ISI Insurance Agency                      Hawaii                    100% ISI Insurance              Insurance agency
of Hawaii, Inc.                                                     Agency, Inc.

ISI Insurance Agency                      New Mexico                100% ISI Insurance              Insurance agency
New Mexico, Inc.                                                    Agency, Inc.

AEGON Equity Group, Inc.                  Florida                   100% Western Reserve Life       Insurance Agency
                                                                    Assurance Co. of Ohio

Monumental General Casualty Co.           Maryland                  100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.           Maryland                  100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.           Arizona                   100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation                Maryland                  100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                       Iowa                      100% First AUSA Life            Holding company
                                                                    Insurance Company

Monumental General Life                   Puerto Rico               51% First AUSA Life             Insurance
Insurance Company of                                                Insurance Company
Puerto Rico                                                         49% Baldrich & Associates
                                                                    of Puerto Rico

AUSA Holding Company                      Maryland                  100% AEGON USA, Inc.            Holding company

Monumental General Insurance              Maryland                  100% AUSA Holding Co.           Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.          Kansas                    100% Monumental General         Sale/admin. of travel
                                                                    Insurance Group, Inc.           insurance


Monumental General                        Maryland                  100% Monumental General         Provides management srvcs.
Administrators, Inc.                                                Insurance Group, Inc.           to unaffiliated third party
                                                                                                    administrator

Executive Management and                  Maryland                  100% Monumental General         Provides actuarial consulting
Consultant Services, Inc.                                           Administrators, Inc.            services

Monumental General Mass                   Maryland                  100% Monumental General         Marketing arm for sale of
Marketing, Inc.                                                     Insurance Group, Inc.           mass marketed insurance
                                                                                                    coverages

AUSA Financial Markets, Inc.              Iowa                      100% AUSA Holding Co.           Marketing

Transamerica Capital, Inc.                California                100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company               California                100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation            Iowa                      100% AUSA Holding Co.           Third party administrator


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Investors Warranty of                     Iowa                      100% AUSA Holding Co.           Provider of automobile
America, Inc.                                                                                       extended maintenance
                                                                                                    contracts

Massachusetts Fidelity Trust Co.          Iowa                      100% AUSA Holding Co.           Trust company

Money Services, Inc.                      Delaware                  100% AUSA Holding Co.           Provides financial counseling
                                                                                                    for employees and agents of
                                                                                                    affiliated companies

ADB Corporation                           Delaware                  100% Money Services, Inc.       Special purpose limited
                                                                                                    Liability company

ORBA Insurance Services, Inc.             California                10.56% Money Services, Inc.     Insurance agency

Zahorik Company, Inc.                     California                100% AUSA Holding Co.           Broker-Dealer

ZCI, Inc.                                 Alabama                   100% Zahorik Company, Inc.      Insurance agency

Zahorik Texas, Inc.                       Texas                     100% Zahorik Company, Inc.      Insurance agency

Long, Miller & Associates, L.L.C.         California                33-1/3% AUSA Holding Co.        Insurance agency

AEGON Asset Management                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Services, Inc.

InterSecurities, Inc.                     Delaware                  100% AUSA Holding Co.           Broker-Dealer

Associated Mariner Financial              Michigan                  100% InterSecurities, Inc.      Holding co./management
Group, Inc.                                                                                         services

Associated Mariner Ins. Agency            Massachusetts             100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                              Agency, Inc.

Associated Mariner Agency                 Ohio                      100% Associated Mariner         Insurance agency
Ohio, Inc.                                                          Agency, Inc.

Associated Mariner Agency                 Texas                     100% Associated Mariner         Insurance agency
Texas, Inc.                                                         Agency, Inc.

Idex Investor Services, Inc.              Florida                   100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                     Delaware                  100% AUSA Holding Co.           Investment advisor

IDEX Mutual Funds                         Massachusetts             Various                         Mutual fund

Diversified Investment                    Delaware                  100% AUSA Holding Co.           Registered investment advisor
Advisors, Inc.

Diversified Investors Securities          Delaware                  100% Diversified Investment     Broker-Dealer
Corp.                                                               Advisors, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
George Beram & Company, Inc.              Massachusetts             100% Diversified Investment     Employee benefit and
                                                                    Advisors, Inc.                  actuarial consulting

AEGON USA Securities, Inc.                Iowa                      100% AUSA Holding Co.           Broker-Dealer (De-registered)

Creditor Resources, Inc.                  Michigan                  100% AUSA Holding Co.           Credit insurance

CRC Creditor Resources                    Canada                    100% Creditor Resources, Inc.   Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                       Maryland                  100% Creditor Resources, Inc.   Insurance agency

AEGON USA Investment                      Iowa                      100% AUSA Holding Co.           Investment advisor
Management, Inc.

AEGON USA Realty                          Iowa                      100% AUSA Holding Co.           Provides real estate
Advisors, Inc.                                                                                      administrative and real
                                                                                                    estate investment services

AEGON USA Real Estate                     Delaware                  100% AEGON USA Realty           Real estate and mortgage
Services, Inc.                                                      Advisors, Inc.                  holding company

QSC Holding, Inc.                         Delaware                  100% AEGON USA Realty           Real estate and financial
                                                                    Advisors, Inc.                  software production and sales

LRA, Inc.                                 Iowa                      100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Associates, Inc.                 Delaware                  100% AEGON USA Realty           Real estate counseling
                                                                    Advisors, Inc.

Landauer Realty Associates, Inc.          Texas                     100% Landauer Associates, Inc.  Real estate counseling

Realty Information Systems, Inc.          Iowa                      100% AEGON USA Realty           Information Systems for
                                                                    Advisors, Inc.                  real estate investment
                                                                                                    management

USP Real Estate Investment Trust          Iowa                      12.89% First AUSA Life Ins. Co. Real estate investment trust
                                                                    13.11% PFL Life Ins. Co.
                                                                    4.86% Bankers United Life
                                                                    Assurance Co.

RCC Properties Limited                    Iowa                      AEGON USA Realty Advisors,      Limited Partnership
Partnership                                                         Inc. is General Partner and 5%
                                                                    owner.

Commonwealth General                      Delaware                  100% AEGON USA, Inc.            Holding company
Corporation ("CGC")

AFSG  Securities Corporation              Pennsylvania              100% CGC                        Broker-Dealer

Benefit Plans, Inc.                       Delaware                  100% CGC                        TPA for Peoples Security Life
                                                                                                    Insurance Company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Durco Agency, Inc.                        Virginia                  100% Benefit Plans, Inc.        General agent

Capital 200 Block Corporation             Delaware                  100% CGC                        Real estate holdings

Capital Real Estate                       Delaware                  100% CGC                        Furniture and equipment
Development Corporation                                                                             lessor

Commonwealth General.                     Kentucky                  100% CGC                        Administrator of structured
Assignment Corporation                                                                              settlements

Diversified Financial Products Inc.       Delaware                  100% CGC                        Provider of investment,
                                                                                                    marketing and admin. services
                                                                                                    to ins. cos.

Monumental Agency Group, Inc.             Kentucky                  100% CGC                        Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.              Delaware                  100% CGC                        Registered investment advisor
                                                                                                    (de-registered)

Southlife, Inc.                           Tennessee                 100% CGC                        Investment subsidiary

Commonwealth General LLC                  Turks &                   100% CGC                        Special-purpose subsidiary
                                          Caicos Islands

Ampac Insurance Agency, Inc.              Pennsylvania              100% CGC                        Provider of management
(EIN 23-1720755)                                                                                    support services

Compass Rose Development                  Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
Corporation                                                         Agency, Inc.

Financial Planning Services, Inc.         Dist. Columbia            100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Frazer Association                        Illinois                  100% Ampac Insurance            TPA license-holder
Consultants, Inc.                                                   Agency, Inc.

National Home Life Corporation            Pennsylvania              100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.

Valley Forge Associates, Inc.             Pennsylvania              100% Ampac Insurance            Furniture & equipment lessor
                                                                    Agency, Inc.

Veterans Benefits Plans, Inc.             Pennsylvania              100% Ampac Insurance            Administrator of group
                                                                    Agency, Inc.                    insurance programs

Veterans Insurance Services, Inc.         Delaware                  100% Ampac Insurance            Special-purpose subsidiary
                                                                    Agency, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Academy Insurance Group, Inc.             Delaware                  100% CGC                        Holding company

Academy Life Insurance Co.                Missouri                  100% Academy Insurance          Insurance company
                                                                    Group, Inc.

Pension Life Insurance                    New Jersey                100% Academy Life               Insurance company
Company of America                                                  Insurance Company

FED Financial, Inc.                       Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.             Kansas                    100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.             California                100% Academy Insurance          General agent
                                                                    Group, Inc.

Ammest Massachusetts                      Massachusetts             100% Academy Insurance          Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                       Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Ampac,  Inc.                              Texas                     100% Academy Insurance          Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.              Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.


Force Financial Group, Inc.               Delaware                  100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.            Massachusetts             100% Force Fin. Group, Inc.     Special-purpose subsidiary

Military Associates, Inc.                 Pennsylvania              100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOAA Management Company                  Texas                     100% Academy Insurance          Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                     Georgia                   100% Academy Insurance          Automobile club
                                                                    Group, Inc.

Unicom Administrative                     Pennsylvania              100% Academy Insurance          Provider of admin. services
Services, Inc.                                                      Group, Inc.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Unicom Administrative                     Germany                   100% Unicom Administrative      Provider of admin. services
Services, GmbH                                                      Services, Inc.

Capital General Development               Delaware                  100% CGC                        Holding company
Corporation

Monumental Life                           Maryland                  73.23% Capital General          Insurance company
Insurance Company                                                   Development Company
                                                                    26.77% First AUSA Life
                                                                    Insurance Company

AEGON Special Markets                     Maryland                  100% Monumental Life            Marketing company
Group, Inc.                                                         Insurance Company

Peoples Benefit Life                      Missouri                  3.7% CGC                        Insurance company
Insurance Company                                                   20.0% Capital Liberty, L.P.
                                                                    76.3% Monumental Life
                                                                    Insurance Company

Veterans Life Insurance Co.               Illinois                  100% Peoples Benefit            Insurance company
                                                                    Life Insurance Company

Peoples Benefit Services, Inc.            Pennsylvania              100% Veterans Life Ins. Co.     Special-purpose subsidiary

Coverna Direct Insurance                  Maryland                  100% Peoples Benefit            Insurance agency
Insurance Services, Inc.                                            Life Insurance Company

Ammest Realty Corporation                 Texas                     100% Monumental Life            Special purpose subsidiary
                                                                    Insurance Company

JMH Operating Company, Inc.               Mississippi               100% Monumental Life            Real estate holdings
                                                                    Insurance Company

Capital Liberty, L.P.                     Delaware                  99.0% Monumental Life           Holding Company
                                                                    Insurance Company
                                                                    1.0% CGC

Transamerica Corporation                  Delaware                  100% AEGON NV                   Major interest in insurance
                                                                                                    and finance

Transamerica Pacific Insurance            Hawaii                    100% Transamerica Corp.         Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                   Delaware                  100% Transamerica Corp.         Investments

ARC Reinsurance Corporation               Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Transamerica Management, Inc.             Delaware                  100% ARC Reinsurance Corp.      Asset management


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Inter-America Corporation                 California                100% Transamerica Corp.         Insurance Broker

Pyramid Insurance Company, Ltd.           Hawaii                    100% Transamerica Corp.         Property & Casualty Ins.

Pacific Cable Ltd.                        Bmda.                     100% Pyramid Ins. Co., Ltd.     Sold 25% of TC Cable, Inc.
                                                                                                    stock in 1998

Transamerica Business Tech Corp.          Delaware                  100% Transamerica Corp.         Telecommunications and
                                                                                                    data processing

Transamerica CBO I, Inc.                  Delaware                  100% Transamerica Corp.         Owns and manages a pool of
                                                                                                    high-yield bonds

Transamerica Corporation (Oregon)         Oregon                    100% Transamerica Corp.         Name holding only-Inactive

Transamerica Finance Corp.                Delaware                  100% Transamerica Corp.         Commercial & Consumer
                                                                                                    Lending & equip. leasing

TA Leasing Holding Co., Inc.              Delaware                  100% Transamerica Fin. Corp.    Holding company

Trans Ocean Ltd.                          Delaware                  100% TA Leasing Hldg Co. Inc.   Holding company

Trans Ocean Container Corp.               Delaware                  100% Trans Ocean Ltd.           Intermodal Leasing
("TOCC")

SpaceWise Inc.                            Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Container
   Finance Corp.                          Delaware                  100% TOCC                       Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                       Germany                   100% TOCC                       Intermodal leasing

Trans Ocean Leasing PTY Ltd.              Austria                   100% TOCC                       Intermodal leasing

Trans Ocean Management S.A.               Switzerland               100% TOCC                       Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                     California                100% TOCC                       Holding company

Trans Ocean Tank Services Corp.           Delaware                  100% TOCC                       Intermodal leasing

Transamerica Leasing Inc.                 Delaware                  100% TA Leasing Holding Co.     Leases & Services intermodal
                                                                                                    equipment

Transamerica Leasing Holdings             Delaware                  100% Transamerica Leasing Inc.  Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.           Delaware                  100% TLHI                       Intermodal Leasing


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Greybox L.L.C.                            Delaware                  100% TLHI                       Intermodal freight container
                                                                                                    interchange facilitation service


Transamerica Trailer                      France                    100% Greybox L.L.C.             Leasing
   Leasing S.N.C.

Greybox Services Limited                  U.K.                      100% TLHI                       Intermodal Leasing

Intermodal Equipment, Inc.                Delaware                  100% TLHI                       Intermodal leasing

Transamerica Leasing N.V.                 Belg.                     100% Intermodal Equipment Inc.

Transamerica Leasing SRL                  Italy                     100% Intermodal Equipment Inc.

Transamerica Distribution                 Delaware                  100% TLHI                       Provided door-to-door services
   Services, Inc.                                                                                   for the domestic
                                                                                                    transportation of temperature-
                                                                                                    sensitive products

Transamerica Leasing                      Belg.                     100% TLHI                       Leasing
  Coordination Center

Transamerica Leasing do                   Braz.                     100% TLHI                       Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                 Germany                   100% TLHI                       Leasing

Transamerica Leasing Limited              U.K.                      100% TLHI                       Leasing

ICS Terminals (UK) Limited                U.K.                      100% Transamerica.              Leasing
                                                                    Leasing Limited

Transamerica Leasing Pty. Ltd.            Australia                 100% TLHI                       Leasing

Transamerica Leasing (Canada) Inc.        Canada                    100% TLHI                       Leasing

Transamerica Leasing (HK) Ltd.            H.K.                      100% TLHI                       Leasing

Transamerica Leasing                      S. Africa                 100% TLHI                       Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container               Australia                 100% TLHI                       The Australian (domestic)
   Leasing Pty. Limited                                                                             leasing of tank containers

Transamerica Trailer Holdings I Inc.      Delaware                  100% TLHI                       Holding company

Transamerica Trailer Holdings II, Inc.    Delaware                  100% TLHI                       Holding company


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Trailer Holdings III, Inc.   Delaware                  100% TLHI                       Holding company

Transamerica Trailer Leasing AB           Swed.                     100% TLHI                       Leasing

Transamerica Trailer Leasing AG           Switzerland               100% TLHI                       Leasing

Transamerica Trailer Leasing A/S          Denmark                   100% TLHI                       Leasing

Transamerica Trailer Leasing GmbH         Germany                   100% TLHI                       Leasing

Transamerica Trailer Leasing              Belgium                   100% TLHI                       Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing              Netherlands               100% TLHI                       Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.           Spain                     100% TLHI                       Leasing

Transamerica Transport Inc.               New Jersey                100% TLHI                       Dormant

Transamerica Commercial                   Delaware                  100% Transamerica Fin. Corp.    Holding company for
   Finance Corporation, I ("TCFCI")                                                                 Commercial/consumer finance
                                                                                                    subsidiaries

Transamerica Equipment Financial          Delaware                  100% TCFCI
   Services Corporation

BWAC Credit Corporation                   Delaware                  100% TCFCI

BWAC International Corporation            Delaware                  100% TCFCI

BWAC Twelve, Inc.                         Delaware                  100% TCFCI                      Holding company for premium
                                                                                                    finance subsidiaries

TIFCO Lending Corporation                 Illinois                  100% BWAC Twelve, Inc.          General financing & other
                                                                                                    services in the US &
                                                                                                    elsewhere

Transamerica Insurance Finance            Maryland                  100% BWAC Twelve, Inc.          Provides insurance premium
   Corporation ("TIFC")                                                                             financing in the US with the
                                                                                                    exception of CA and HI

Transamerica Insurance Finance            Maryland                  100% TIFC                       Provides Insurance premium
   Company (Europe)                                                                                 financing in California

Transamerica Insurance Finance            California                100% TIFC                       Disability ins. & holding co.


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
   Corporation, California                                                                          for various insurance
                                                                                                    subsidiaries of Transamerica
                                                                                                    Corporation

Transamerica Insurance Finance            ON                        100% TIFC                       Provides ins. premium
   Corporation, Canada                                                                              financing in Canada

Transamerica Business Credit              Delaware                  100% TCFCI                      Provides asset based lending
   Corporation ("TBCC")                                                                             leasing & equip. financing

Transamerica Mezzanine                    Delaware                  100% TBCC                       Holds investments in several
   Financing, Inc.                                                                                  joint ventures/partnerships

Transamerica Business Advisory Grp.       Delaware                  100% TBCC

Bay Capital Corporation                   Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Coast Funding Corporation                 Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Transamerica Small Business               Delaware                  100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                 Delaware                  100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                  Delaware                  100% TBCC                       Special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens

Direct Capital Equity Investment, Inc.    Delaware                  100% TBCC                       Small business loans

TA Air East, Corp                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air I, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air II, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air III, Corp.                         Delaware                  100% TBCC                       special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Air IV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air V, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft
TA Air VI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air VII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air VIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft

TA Air IX, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air X, Corp.                           Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XI, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XII, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIII, Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XIV, Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft

TA Air XV, Corp.                          Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest
                                                                                                    or leases aircraft


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
TA Marine I Corp.                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TA Marine II Corp.                        Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases barges or ships

TBC I, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC II, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC III, Inc.                             Delaware                  100% TBCC                       Special purpose corp.

TBC IV, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC V, Inc.                               Delaware                  100% TBCC                       Special purpose corp.

TBC VI, Inc.                              Delaware                  100% TBCC                       Special purpose corp.

TBC Tax I, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax II, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax III, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IV, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax V, Inc.                           Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VI, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VII, Inc.                         Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase or real estate tax lien


TBC Tax VIII, Inc.                        Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien


TBC Tax IX, Inc.                          Delaware                  100% TBCC                       Special purpose co. for the
                                                                                                    purchase of real estate tax lien



                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
The Plain Company                         Delaware                  100% TBCC                       Special purpose corp. which
                                                                                                    hold an ownership interest or
                                                                                                    leases aircraft.

Transamerica Distribution                 Delaware                  100% TCFCI                      Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                     comm. Leasing, retail finance
                                                                                                    comm. Recovery service and
                                                                                                    accounts

Transamerica Accounts Holding Corp.       Delaware                  100% TDFC

Transamerica Commercial                   Delaware                  100% TDFC                       Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                     appliances, electronics,
                                                                                                    computers, office equip. and
                                                                                                    marine equipment.

Transamerica Acquisition                  Canada                    100% TCFC                       Holding company
   Corporation, Canada

Transamerica Distribution Finance         Delaware                  100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                     Mauritius                 100% TDFCO                      Mauritius holding company
                                                                                                    of our Indian Joint Venture

Inventory Funding Trust                   Delaware                  100% TCFC

Inventory Funding Company, LLC            Delaware                  100% Inventory Funding Trust

TCF Asset Management Corporation          Colorado                  100% TCFC                       A depository for foreclosed
                                                                                                    real and personal property

Transamerica Joint Ventures, Inc.         Delaware                  100% TCFC                       To enter into general partner-
                                                                                                    ships for the ownership of
                                                                                                    comm. & finance business

Transamerica Inventory                    Delaware                  100% TDFC                       Holding co. for inventory
   Finance Corporation ("TIFC")                                                                     finance subsidiaries

Transamerica GmbH, Inc.                   Delaware                  100% TIFC                       Commercial lending in
                                                                                                    Germany

Transamerica Fincieringsmaatschappij
   B.V.                                   Netherlands               100% Trans. GmbH,  Inc.         Commercial lending in
                                                                                                    Europe


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
BWAC Seventeen, Inc.                      Delaware                  100% TIFC                       Holding co. for principal
                                                                                                    Canadian operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Corp, Canada

Transamerica Commercial                   ON                        100% BWAC Seventeen, Inc.       Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada                    100% BWAC Seventeen, Inc.       Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                     Delaware                  100% TIFC                       Holding co. for United
                                                                                                    Kingdom operation, Trans-
                                                                                                    America Comm. Finance
                                                                                                    Limited

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Commercial lending in the
   Finance Limited ("TCFL")                                                                         United Kingdom.

Whirlpool Financial Corporation                                     100% TCFL                       Inactive commercial finance
    Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                   U.K.                      100% BWAC Twenty-One Inc.       Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.                      100% Trans. Commercial
   Limited                                                          Holdings Limited

Transamerica Commercial Finance           France                    100% BWAC Twenty-One Inc.       Carries out factoring trans-
   France S.A.                                                                                      actions in France & abroad

Transamerica GmbH Inc.                    Delaware                  100% BWAC Twenty-One Inc.       Holding co. for Transamerica
                                                                                                    Financieringsmaatschappij
                                                                                                    B.V.

Transamerica Retail Financial             Delaware                  100% TIFC                       Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                     Delaware                  100% TRFSC                      Bank (Credit Cards)

Transamerica Consumer Finance             Delaware                  100% TRFSC                      Consumer finance holding
   Holding Company ("TCFHC")                                                                        company

Transamerica Mortgage Company             Delaware                  100% TCFHC                      Consumer mortgages

Transamerica Consumer Mortgage            Delaware                  100% TCFHC                      Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida                   100% TCFHC                      Consumer mortgages


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Easy Yes Mortgage, Inc.                   Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Easy Yes Mortgage, Inc.                   Georgia                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

First Florida Appraisal Services, Inc.    Georgia                   100% Metropolitan Mtg. Co.      Appraisal and inspection
                                                                                                    services

First Georgia Appraisal Services, Inc.    Georgia                   100% First FL App. Srvc, Inc.   Appraisal services

Freedom Tax Services, Inc.                Florida                   100% Metropolitan Mtg. Co.      Property tax information
                                                                                                    services

J.J. & W. Advertising, Inc.               Florida                   100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                                    services

J.J. & W. Realty Corporation              Florida                   100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                                    properties

Liberty Mortgage Company of               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                                  holding only

Metropolis Mortgage Company               Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Perfect Mortgage Company                  Florida                   100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                    holding only

Transamerica Vendor Financial Srvc.       Delaware                  100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                                   100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                             Mexico                    100% TDFCM

Transamerica Corporate Services                                     100% TDFCM
   De Mexico

Transamerica Home Loan                    California                100% TFC                        Consumer mortgages

Transamerica Lending Company              Delaware                  100% TFC                        Consumer lending

Transamerica Financial Products, Inc.     California                100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation        California                100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                           financing in California


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Arbor Life Insurance Company              Arizona                   100% TICC                       Life insurance, disability
                                                                                                    insurance

Plaza Insurance Sales Inc.                California                100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.               California                100% TICC                       Retail sale of investment
                                                                                                    advisory services

Transamerica Annuity Services Corp.       New Mexico                100% TICC                       Performs services required for
                                                                                                    structured settlements

Transamerica Financial Resources, Inc.    Delaware                  100% TICC                       Retail sale of securities
                                                                                                    products

Financial Resources Insurance             Texas                     100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                                  products

TBK Insurance Agency of Ohio, Inc.        Ohio                      100% Transamerica Fin. Res.     Variable insurance contract
                                                                                                    sales in state of Ohio

Transamerica Financial Resources          Alabama                   100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.     Massachusetts             100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance      Delaware                  100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                                          foreign operations

Home Loans and Finance Ltd.               U.K.                      100% TIIS                       Inactive

Transamerica Occidental Life              California                100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                      insurance, accident and
                                                                                                    sickness insurance

NEF Investment Company                    California                100% TOLIC                      Real estate development

Transamerica Life Insurance and           N. Carolina               100%TOLIC                       Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                        originally incorporated in CA
                                                                                                    April 14, 1966

Transamerica Assurance Company            Missouri                  100% TLIAC                      Life and disability insurance

Gemini Investments, Inc.                  Delaware                  100% TLIAC                      Investment subsidiary

Transamerica Life Insurance Company       Canada                    100% TOLIC                      Sells individual life insurance
  of Canada                                                                                         & investment products in all
                                                                                                    provinces and territories of
                                                                                                    Canada


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Transamerica Life Insurance Company       New York                  100% TOLIC                      Licensed in NY to market life
   of New York                                                                                      insurance, annuities and health
                                                                                                    insurance

Transamerica South Park                   Delaware                  100% TOLIC                      Provide market analysis of
   Resources, Inc.                                                                                  certain undeveloped land
                                                                                                    holdings held by TOLIC

Transamerica Variable Insurance           Maryland                  100% TOLIC                      Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas                    100% TOLIC                      Third party administrator

Transamerica Products. Inc.               California                100% TICC                       Parent co. of various
                                                                                                    subsidiary corp. which are
                                                                                                    formed to be co-general
                                                                                                    partners of proprietary limited

Transamerica Securities Sales Corp.       Maryland                  100% Transamerica Prod. Inc.    Retail sale of the variable life
                                                                                                    ins. and variable annuity
                                                                                                    products of the Transamerica
                                                                                                    life companies

Transamerica Service Company              Delaware                  100% Transamerica Prod. Inc.    Passive loss tax service for
                                                                                                    Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware                  100% TICC                       Real estate information and
                                                                                                    technology services

Transamerica International                Delaware                  100% TICC                       Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware                  100% TICC                       Investment adviser

Transamerica Income Shares, Inc.          Maryland                  100% Trans. Invest. Srvc. Inc.  Transamerica investment
                                                                                                    services

Transamerica LP Holdings Corp.            Delaware                  100% TICC                       Limited partnership
                                                                                                    Investment
                                                                                                    (initial limited partner of
                                                                                                    Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A                       100% TICC                       Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                 processing services

Transamerica Realty Services, Inc.        Delaware                  100% TICC                       Responsible for real estate
                                                                                                    investments for Transamerica


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Bankers Mortgage Company of CA            California                100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                                    certain residual investments in
                                                                                                    certain French real estate
                                                                                                    projects which are managed
                                                                                                    special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens.

Pyramid Investment Corporation            Delaware                  100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                                    Francisco and other properties

The Gilwell Company                       California                100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                                    Washington Street,
                                                                                                    San Francisco

Transamerica Affordable Housing, Inc.     California                100% Transamerica Realty Srv.   Owns general partnership
                                                                                                    interests in low-income
                                                                                                    housing tax credit
                                                                                                    partnerships

Transamerica Minerals Company             California                100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                                    gas properties

Transamerica Oakmont Corporation          California                100% Transamerica Realty Srv.   General partner in
                                                                                                    Transamerica/Oakmont
                                                                                                    Retirement Associates

Transamerica Senior Properties, Inc.      Delaware                  100% TICC                       Owns congregate care and
                                                                                                    assisted living retirement
                                                                                                    Properties

Transamerica Senior Living, Inc.          Delaware                  100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                                    assisted living retirement
                                                                                                    properties.

Item 27. Number of Contract Owners

 As of April 1, 2000 there were 3,257 owners of Contracts.

Item 28. Indemnification

 The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ( the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

 (a) None.

 (b) Not Applicable.

Item 30. Location of Accounts and Records

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri, The Vanguard Group, Inc., Valley Forge, Pennsylvania and AUSA Life In-surance Company, Inc., New York, New York.

Item 31. Management Services

 All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

 (b) Registrant undertakes that it will include either (i) a postcard or simi-lar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

 (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

SECTION 403(B) REPRESENTATIONS

  AUSA Life represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), re-garding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 28th day of April, 2000.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Gregory E. Miller-Breetz
                                   --------------------------------
                                   Gregory E. Miller-Breetz
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 28, 1999
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 28, 1999
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 28, 1999
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 28, 1999
-----------------------------------
Steven E. Frushtick

Carl T. Hanson                              Director                 April 28, 1999
-----------------------------------
Carl T. Hanson

Colette Vargas                              Director                 April 28, 1999
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 28, 1999
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 28, 1999
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 28, 1999
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 28, 1999
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 28, 1999
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Gregory E. Miller-Breetz
-----------------------------------
Gregory E. Miller-Breetz
Attorney-In-Fact

                              SEPARATE ACCOUNT B
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT



                               INDEX TO EXHIBITS





EXHIBIT 9(a)         OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)         CONSENT OF COUNSEL

EXHIBIT 10           CONSENT OF INDEPENDENT AUDITORS